    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 18, 2007

                                                     SECURITIES ACT FILE NO. 333

                                       INVESTMENT COMPANY ACT FILE NO. 811-22134

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

         [X]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                    [ ]  PRE-EFFECTIVE AMENDMENT NO.
                    [ ]  POST-EFFECTIVE AMENDMENT NO.
                                            AND/OR
         [X]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                    [ ]  AMENDMENT NO.

                VAN KAMPEN GLOBAL EQUITY DIVIDEND & INCOME FUND
               (Exact Name of Registrant as Specified in Charter)

                                522 FIFTH AVENUE
                            NEW YORK, NEW YORK 10036
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 847-2424

                             AMY R. DOBERMAN, ESQ.
                               MANAGING DIRECTOR
                          VAN KAMPEN INVESTMENTS INC.
                                522 FIFTH AVENUE
                            NEW YORK, NEW YORK 10036
                    (Name and Address of Agent for Service)

                                   COPIES TO:

                               CHARLES B. TAYLOR
                    SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                             333 WEST WACKER DRIVE
                            CHICAGO, ILLINOIS 60606

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                               PROPOSED MAXIMUM     PROPOSED MAXIMUM        AMOUNT OF
                                          AMOUNT BEING          OFFERING PRICE         AGGREGATE           REGISTRATION
TITLE OF SECURITIES BEING REGISTERED      REGISTERED(1)           PER SHARE        OFFERING PRICE(1)           FEE
---------------------------------------------------------------------------------------------------------------------------
Common Shares, $0.01 par value            50,000 Shares             $20.00             $1,000,000             $30.70
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

(1) Estimated solely for the purpose of calculating the registration fee.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                    SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS                                          October 18, 2007
--------------------------------------------------------------------------------
              SHARES

(VAN KAMPEN INVESTMENTS LOGO)
                                  Van Kampen
                                  Global Equity Dividend &
                                  Income Fund
COMMON SHARES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES. Van Kampen Global Equity Dividend & Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's primary investment objective is to seek a current income, with a secondary objective of long-term capital appreciation.

Under normal market conditions, the Fund will invest primarily in a diversified portfolio of domestic and foreign common stocks. The Fund will seek to earn a high level of income and gains by: (i) writing (selling) call and put options with respect to a portion of the Fund's portfolio; (ii) employing an "active extension" strategy by utilizing short sales with respect to a portion of the Fund's portfolio; and (iii) emphasizing investment in stocks that pay dividends and employing a "dividend capture" strategy with respect to a portion of the Fund's portfolio. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities at the time of investment. Typically, the Fund will invest at least 40% of its total assets in securities of non-U.S. companies (unless the Fund's investment adviser deems market conditions and/or company valuations are less favorable compared to U.S. companies, in which case the Fund will invest at least 30% of its total assets in securities of non-U.S. companies).

LEVERAGE AND BORROWINGS. Proceeds from the Fund's use of short sales will often be used to purchase long equity positions, which may result in a form of financial leverage. The Fund may also enter into various derivatives transactions that may in some circumstances give rise to a form of financial leverage. Leveraging is a speculative technique and there are special risks involved. There can be no assurance that the Fund will use a leveraging strategy or that any leveraging strategy the Fund employs will be successful. Although it has no current intention to do so, the Fund's policy or financial leverage allows the Fund to use financial leverage in the form of preferred shares or borrowings to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). See "Investment objectives, principal investment strategies and risks--Principal Investment Risks of the Fund's Principal Investment Strategies--Leverage risk."

NO PRIOR TRADING HISTORY. BECAUSE THE FUND IS NEWLY ORGANIZED, ITS COMMON SHARES HAVE NO HISTORY OF PUBLIC TRADING. SHARES OF CLOSED-END INVESTMENT COMPANIES FREQUENTLY TRADE AT A DISCOUNT FROM THEIR NET ASSET VALUE ("NAV"), WHICH CREATES A RISK OF LOSS FOR INVESTORS PURCHASING SHARES IN THE INITIAL PUBLIC OFFERING.

BEFORE BUYING ANY COMMON SHARES YOU SHOULD READ THE DISCUSSION OF THE PRINCIPAL RISKS OF INVESTING IN THE FUND, SUMMARIZED IN "PROSPECTUS SUMMARY--PRINCIPAL
INVESTMENT RISKS" BEGINNING ON PAGE   OF THIS PROSPECTUS AND THE FURTHER
DISCUSSION OF RISKS DESCRIBED IN "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS" BEGINNING ON PAGE   OF THIS PROSPECTUS.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                             PRICE TO PUBLIC    SALES LOAD(1)    PROCEEDS TO FUND(2)
--------------------------------------------------------------------------------------------------------------------
Per share                                                  $           20.00   $                 $
--------------------------------------------------------------------------------------------------------------------
Total                                                      $                   $                 $
--------------------------------------------------------------------------------------------------------------------
Total assuming full exercise of the over-allotment option  $                   $                 $
--------------------------------------------------------------------------------------------------------------------

                                                (See notes on inside cover page)

The underwriters are offering the common shares subject to various conditions
and expect to deliver the common shares to purchasers on or about          ,
2008.

(notes continued from previous page)

(1) The Fund's investment adviser (not the Fund) may pay additional compensation or a marketing and structuring fee to certain qualifying Underwriters. See "Underwriting." This amount is not reflected under estimated offering expenses in the table above. The total compensation
     received by the Underwriters will not exceed      % of the aggregate
     initial offering price of the common shares offered hereby.

(2)  In addition to the sales load, the Fund will pay offering expenses up to an
     aggregate of $          per common share, estimated to total $       ,
     which will reduce the "Proceeds to Fund" above. The Fund's adviser has agreed to pay the amount by which the aggregate of all of the Fund's
     offering costs (other than the sales load) exceed $          per common
     share.

(continued from previous page)

The Fund's investment adviser is Van Kampen Asset Management (the "Adviser"). The Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that services more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and had more than
$   billion under management or supervision as of           , 2008. Van Kampen
Investments is an indirect wholly owned subsidiary of Morgan Stanley. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Adviser's principal office is located at 522 Fifth Avenue, New York, New York 10036.

The Fund's common shares have been approved for listing on the New York Stock Exchange subject to notice of issuance, under the symbol " ".

This Prospectus sets forth concisely information about the Fund you should know before investing. Please read this Prospectus carefully before deciding whether to invest and retain it for future reference. A Statement of Additional
Information dated           , 2008 (the "SAI") has been filed with the
Securities and Exchange Commission (the "SEC"). When available, the Fund's annual and semiannual reports to shareholders can be obtained without charge, and any other shareholder inquiries, including requests for additional information about the Fund, can be made by calling 1-800-847-2424 or by writing to the Fund. The Fund's annual report, when available, can also be obtained on our web site at www.vankampen.com. A table of contents to the SAI is located on page of this Prospectus. This Prospectus incorporates by reference the entire SAI. The SAI is available along with other Fund-related materials at: the SEC's public reference room in Washington, DC (call 1-202-551-8090 for information on the operation of the reference room); the EDGAR database on the SEC's internet site (http://www.sec.gov); upon payment of copying fees by writing to the SEC's public reference section, Washington, DC 20549-0102; or by electronic mail at publicinfo@sec.gov.

The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed by or endorsed by, any bank or other insured depositary institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The underwriters named in this Prospectus may purchase up to additional common shares from the Fund at the public offering price, less the sales load, within 45 days after the date of this Prospectus to cover over-allotments.

You should rely only on the information contained or incorporated by reference in this Prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

Until           , 2008 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a Prospectus.

--------------------------------------------------------------------------------

This delivery requirement is in addition to the dealers' obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                        PAGE
                                        ----
Prospectus summary....................    1
Summary of Fund expenses..............   11
The Fund..............................   13
Use of proceeds.......................   13
Investment objectives, principal
  investment strategies and risks.....   13
Management of the Fund................   32
Distributions.........................   33
Tax matters...........................   34
Closed-end fund structure.............   37
Dividend reinvestment plan............   38
Description of capital structure......   39

                                        PAGE
                                        ----
Underwriting..........................   43
Dividend paying agent, transfer agent
  and registrar.......................   43
Custodian.............................   43
Legal opinions........................   43
Reports to shareholders...............   43
Independent registered public
  accounting firm.....................   43
Additional information................   44
Table of contents for the statement of
  additional information..............   44
The Fund's privacy policy.............   44

--------------------------------------------------------------------------------

Prospectus summary

This is only a summary. This summary may not contain all of the information that you should consider before investing in the Fund's common shares. You should review the more detailed information contained in this Prospectus and in the Statement of Additional Information ("SAI").

THE FUND

Van Kampen Global Equity Dividend & Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company.

THE OFFERING

The Fund is offering           common shares of beneficial interest, par value
$0.01 per common share (the "Common Shares"), through a group of underwriters
(the "Underwriters") led by           . The Fund has given the Underwriters an
option to purchase up to           additional Common Shares to cover
over-allotments, if any. The initial public offering price is $20.00 per Common Share. The minimum purchase in this offering is 100 Common Shares ($2,000). The Fund's investment adviser, Van Kampen Asset Management (the "Adviser"), has agreed to pay the amount by which the aggregate of all of the Fund's offering
costs (other than the sales load) exceed $   per Common Share.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

INVESTMENT OBJECTIVES

The Fund's primary investment objective is to seek current income, with a secondary objective of long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest primarily in a diversified portfolio of domestic and foreign common stocks. The Fund will seek to earn a high level of income and gains by: (i) writing (selling) call and put options with respect to a portion of the Fund's portfolio; (ii) employing an "active extension" strategy by utilizing short sales with respect to a portion of the Fund's portfolio; and (iii) emphasizing investment in stocks that pay dividends and employing a "dividend capture" strategy with respect to a portion of the Fund's portfolio. Depending on market circumstances, the Adviser will allocate the Fund's assets to one or more of these income/gain enhancement strategies. Typically, the Adviser will use the active extension strategy together with the dividend capture strategy with respect to a portion of the Fund's portfolio and the option writing strategy with respect to the remainder of the Fund's portfolio. The Adviser will normally allocate more of the Fund's assets to the active extension/dividend capture strategy when it believes that high dividend payments are available, market volatility is low and stock markets are rising. The Adviser will, depending on market conditions, opportunistically employ the active extension strategy on that portion of the Fund's portfolio allocated to the dividend capture strategy. The Adviser will normally allocate more of the Fund's assets to the option writing strategy when it believes high dividend payments are unavailable, market volatility is high and stock markets are falling or rising moderately.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities at the time of investment. The Fund's policy may be changed by the Fund's Board of Trustees without shareholder approval, but no change is anticipated; if the Fund's policy changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes. Typically, the Fund will invest at least 40% of its total assets in securities of non-U.S. companies (unless the Adviser deems market conditions and/or company valuations are less favorable compared to U.S. companies, in which case the Fund will invest at least 30% of its total assets in securities of non-U.S. companies). In selecting individual securities for the Fund's portfolio, the Adviser seeks to construct an equity portfolio with risk, style, capitalization, sector, industry and geographic characteristics similar to the Morgan Stanley Capital International

("MSCI") World Index over a normal market cycle. The Adviser uses a variety of quantitative techniques to select the Fund's investments. The model is driven by rigorous fundamental and quantitative research that screens a universe of domestic and foreign companies. The model employs three quantitative screens based on the following primary inputs: earnings expectations, price trends and relative valuations. Individual securities are ranked within each section by the most effective combination of these disciplines based on the current phase of the economic cycle. For the portion of the Fund's portfolio allocated to the dividend capture strategy, the Adviser uses an additional quantitative screen in an attempt to identify companies with high dividend payments or the potential for dividend increases.

Once the Fund's equity portfolio has been constructed, the Adviser will allocate the Fund's assets among the strategies described below in an attempt to enhance current income and gains. Under normal market conditions, the Fund will invest primarily in a combination of (i) dividend paying domestic and foreign common stocks (the dividend portion"); and (ii) common stocks, the value of which is subject to written call options (the "option portion").

Option-writing strategy. The Fund intends to write call options on common stocks and stock indices that the Adviser believes collectively approximate the characteristics of the Fund's option portion. The Adviser will actively manage the Fund's options positions using quantitative and statistical analysis that focuses on relative value and risk/return. The Adviser will use an option valuation model to identify options it believes are overvalued and therefore offer relatively high premiums to the Fund. The Fund may substantially reduce its use of written call options when the Adviser's valuation model indicates a narrowing of options premiums in the marketplace and/or when the Adviser believes that market conditions favor increasing the Fund's allocation to the dividend capture strategy, as described above.

In executing the option writing strategy of the Fund, the Adviser intends to write (i.e., sell) covered call options in an attempt to generate current income from option premiums as a means of enhancing distributions paid to shareholders. Under normal market conditions, the Adviser expects to write covered call options in an amount that is between 25% and 75% of the value of the Fund's assets. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation may become more limited. As the "writer" or "seller" of an option, the Fund will receive cash or a "premium" from the option purchaser. Depending on the type of call option, the purchaser either (i) has the right to any appreciation in the value of the security or index over a fixed price (the "exercise price") on a certain date in the future (the "expiration date") or (ii) has the right to any appreciation in the value of the security or index at any time prior to the expiration of the option. If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund retains the premium but pays the purchaser the difference between the price of the security or the index and the exercise price of the option or otherwise closes the option by delivering the underlying security versus payment of the exercise price. The premium, the exercise price and the market price of the security or index determine the income, gain or loss realized by the Fund as the seller of the call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the cost of entering into closing purchase transactions will determine the income, gain or loss realized by the Fund.

During periods in which the equity markets are generally unchanged or falling, a diversified equity portfolio such as that held by the Fund, which utilizes a covered call option writing strategy, may outperform the same portfolio without a covered call option writing strategy because of the additional premiums received from writing covered call options. Similarly, in a modestly rising market (where the Fund's income from premiums exceeds the aggregate appreciation of the individual securities or indices on which the Fund has written options over their exercise prices), the Fund may also outperform the same portfolio without a covered call option writing strategy. However, in sharply rising markets (where the aggregate appreciation of the individual securities or indices on which the Fund has written options over their exercise prices exceeds the Fund's premium income), the Fund may underperform the same portfolio that does not employ a covered call option writing strategy. This underperformance in a sharply rising market could be significant. While the Fund's returns will be affected by the appreciation and depreciation of the equity securities it owns, the Fund anticipates that the volatility of increases and decreases in the value of the Fund's equity portfolio will be reduced by the receipt of premium income in connection with its option writing strategy. However, the Fund's covered call option writing strategy may not fully protect the Fund against declines in the value of the market.

To a lesser extent, the Fund's overall strategy may entail purchasing call options and selling and purchasing put options. Put options are contracts that give the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified price at any time during the term of the option. Put option strategies may produce considerably more gains than the Fund's primary strategy of covered call option writing, but they involve a higher degree of risk and potential volatility.

Active extension strategy. Pursuant to the Adviser's quantitative security selection model, the Fund will purchase securities outright in anticipation of an increase in the market price of the securities and/or increasing dividend yields, thereby taking a "long position." In addition to purchasing equity securities (i.e., taking long positions), the Adviser attempts to identify stocks that the Adviser believes will underperform relative to the average stock less potential for higher dividend yields. The Adviser expects to sell these securities short on behalf of the Fund. When the Fund takes a "short position," it sells at the current market price a security it has borrowed in anticipation of a decline in the market price of that security.

A short sale is a transaction in which the Fund sells a security that it does not own (and borrows the security to deliver it to the buyer) in anticipation that the market price of the security will decline or underperform relative to other securities in the portfolio. The Fund will generally take short positions where it does not own or have the immediate right to acquire the security. Selling a security short allows the Fund potentially to earn a return from a stock that the Adviser expects to underperform as well as enabling the Fund to establish additional long positions by reinvesting the proceeds from its short sales. This approach will enable the Fund to establish long positions in securities in excess of net assets while maintaining net long exposure to the equity market generally (i.e., market value of long positions minus market value of short positions) at a level similar to a traditional long only strategy. The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). Generally, the Fund's long positions will range between 100% and 150% of the value of the Fund's net assets and the Fund's short positions will range between 0% and 50% of the Fund's net assets. The Fund's active extension strategy will generally be undertaken in conjunction with that portion of the Fund's portfolio allocated to the dividend capture strategy, as discussed in more detail below. When the Adviser allocates more of the Fund's equity portfolio to the dividend capture strategy, it will generally result in the Fund taking more short positions.

Dividend capture strategy. For the portion of the Fund's portfolio allocated to this strategy, the Adviser will use its quantitative selection model to select securities of companies that provide high dividend payments or that have the potential for increased dividend payments. In addition, the Fund may seek to enhance the level of dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, the Fund sells a stock on or shortly after the stock's ex-dividend date and uses the sale proceeds to purchase one or more other stocks that are expected to pay dividends before the next dividend payment on the stock being sold. Through this practice, the Fund may receive more dividend payments over a given time period than if it held a single stock. In order for dividends received by the Fund to qualify for favorable tax treatment, the Fund must comply with holding period and other requirements. By complying with applicable holding period and other requirements while engaging in dividend capture trading, the Fund may be able to enhance the level of tax-advantaged dividend income it receives because it will receive more dividend payments qualifying for favorable treatment during the same time period than if it simply held its portfolio stocks. In addition, the Fund may opportunistically invest in issuers that have announced special dividend payments (for example, to return large cash balances to shareholders) in an attempt to enhance dividend income. The use of dividend capture trading strategies will expose the Fund to increased trading costs and potentially higher short-term gain or loss.

OTHER PORTFOLIO CONTENTS

The Fund may invest in securities of other open- or closed-end investment companies, including exchange traded funds ("ETFs"), to the extent that such investments are consistent with the Fund's investment objectives and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund may also utilize repurchase agreements and reverse repurchase agreements. For temporary, defensive purposes or to collateralize the Fund's put options, the Fund may invest in short-term or medium-term debt securities or hold cash.

LEVERAGE AND BORROWINGS

Proceeds from the Fund's use of short sales will often be used to purchase long equity positions, which may result in a form of financial leverage. The Fund may also enter into transactions that include, among others, forward contracts, futures contracts, options on futures contracts, swap contracts and other derivatives that may in some circumstances give rise to a form of financial leverage. By using leverage, the Fund would seek to obtain a higher return for holders of Common Shares than if it did not use leverage. Leveraging is a speculative technique and there are special risks involved. There can be no assurance that the Fund will use a leveraging strategy or that any leveraging strategy the Fund employs will be successful. Although it has no current intention to do so, the Fund's policy on financial leverage allows the Fund to use financial leverage in the form of preferred shares or borrowings to the maximum extent permitted under the 1940 Act.

THE ADVISER

Van Kampen Asset Management is the Fund's investment adviser. The Adviser is a wholly owned subsidiary of Van Kampen Investments. Van Kampen Investments is a diversified asset management company that services more than three million retail investor accounts, has extensive capabilities for managing institutional
portfolios and had more than $   billion under management or supervision as of
          , 2008. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley. Morgan Stanley is a full service securities firm that provides a wide range of investment banking securities, investment management and wealth management services. The Adviser's principal office is located at 522 Fifth Avenue, New York, New York 10036.

DISTRIBUTIONS

Commencing with the Fund's first dividend, the Fund intends to make quarterly cash distributions to holders of the Fund's Common Shares at a rate that reflects the past and projected performance of the Fund. The amount of the distributions is likely to be variable, and the Fund's distribution rate will depend on a number of factors, including the net earnings on the Fund's portfolio investments and the rate at which such net earnings change as a result of changes in the timing of and rates at which the Fund receives income and gains from the sources described above. The net investment income of the Fund consists of all income (other than capital gains) less all expenses of the Fund.

The Fund's initial distribution is expected to be declared approximately 90 days, and paid approximately 120 days, from the completion of this offering, depending on market conditions. Although it does not currently intend to do so, the Board of Trustees may change the Fund's distribution policy and the amount or timing of distributions, based on a number of factors, including the amount of the Fund's undistributed net investment income and net short- and long-term capital gains and historical and projected net investment income and net short-and long-term capital gains. Shareholders will automatically have all dividends and distributions reinvested in Common Shares issued by the Fund or Common Shares of the Fund purchased in the open market in accordance with the Fund's dividend reinvestment plan unless an election is made to receive cash. See "Distributions" and "Dividend reinvestment plan."

CUSTODIAN

State Street Bank and Trust Company ("State Street") will serve as custodian (the "Custodian") for the Fund. See "Custodian." State Street also provides accounting services to the Fund.

DIVIDEND PAYING AGENT, TRANSFER AGENT AND REGISTRAR

Computershare Shareholder Services, Inc. and Computershare Trust Company, N.A. (collectively, "Computershare") will serve together as the Fund's dividend paying agent, transfer agent and registrar. See "Dividend paying agent, transfer agent and registrar."

CLOSED-END STRUCTURE

Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objectives and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in the employment of financial leverage and in the ability to make certain types of investments, including investments in illiquid securities.

However, shares of closed-end funds frequently trade at a discount from their net asset value. In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of holders of Common Shares, the Fund's Board of Trustees (the "Board"), in consultation with the Adviser, from time to time may review possible actions to reduce any such discount. The Board might consider open market repurchases or tender offers for Common Shares at net asset value. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Common Share. The Board might also consider the conversion of the Fund to an open-end mutual fund. Additionally, the Fund has no limitation on investments in illiquid securities (closed-end funds are not required to have any such limitation) and indeed may invest all or a portion of its assets in illiquid securities. In order to meet redemptions upon request by shareholders, open-end funds typically cannot have more than 15% of their assets in illiquid securities. Thus, if the Fund were to convert to an open-end fund, it would have to adopt a limitation on illiquid securities and may need to revise its investment objectives, strategies and policies. The composition of the Fund's portfolio and/or its investment policies could prohibit the Fund from complying with regulations of the Securities and Exchange Commission (the "SEC") applicable to open-end management investment funds unless significant changes in portfolio holdings, including with respect to certain illiquid securities, and investment policies are made. The Board believes, however, that the closed-end structure is desirable, given the Fund's investment objectives, strategies and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company. Investors should note that the issuance of preferred shares to provide investment leverage could make conversion to an open-end fund more difficult because of the voting rights of preferred shareholders, the costs of redeeming preferred shares and other factors. See "Description of capital structure."

PRINCIPAL INVESTMENT RISKS

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Therefore, you should consider carefully the following principal risks before investing in the Fund.

COMMON STOCK AND EQUITY SECURITIES AND RELATED MARKET RISK

The Fund will ordinarily have substantial exposure (both long and short positions) to common stocks and other equity securities. The market price of common stocks and other equity securities in which the Fund invests may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented in those markets or the issuer itself. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of equity securities may also decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer's historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Equity securities generally have greater price volatility than bonds and other debt securities.

OPTIONS RISK

There are several risks associated with transactions in options on securities or indices used in connection with the Fund's option-writing strategy. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security underlying the call option above the exercise price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the difference between the price of the security and the exercise price of the option or the underlying security at the exercise price.

When the Fund writes put options, it bears the risk of loss if the value of the underlying security declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the security underlying the put option at an exercise price greater than the market price of the underlying security at the time of exercise plus the put premium the Fund received when it wrote the option. With a put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

The Fund may sell index call and put options as part of its overall option strategy. The purchaser of an index call option has the right to any appreciation in the value of the index over the exercise price of the option on or before the expiration date. The purchaser of an index put option has the right to any depreciation in the value of the index below the exercise price of the option on or before the expiration date. Because the exercise of an index option is settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund will lose money if it is required to pay the purchaser of an index option the difference between the cash value of the index on which the option was written and the exercise price and such difference is greater than the premium received by the Fund for writing the option. The value of index options written by the Fund, which will be priced daily, will be affected by changes in the value and dividend rates of the underlying securities in the respective index, changes in the actual or perceived volatility of the stock market and the remaining time to the options' expiration.

There can be no assurance that a liquid market will exist when the Fund seeks to enter or close out an option position. The value of the options may be adversely affected if the market for the options becomes less liquid or smaller. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

SHORT SALES RISK

The Fund expects to make substantial use of short sales. Short sales are transactions in which the Fund sells a security that it does not own. When the Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund will ordinarily engage in short sales where it does not own or have the immediate right to acquire the security sold short at no additional cost. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The Adviser's use of short sales in combination with long positions in the Fund's portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies will limit its ability to fully benefit from increases in the equity markets.

FUND DISTRIBUTIONS RISK

The distributions shareholders receive from the Fund are based primarily on the dividends the Fund earns from its equity investments as well as the gains the Fund receives from writing options and using other derivative instruments, closing out short sales and selling portfolio securities, each of which can vary widely over the short and long term. The dividend income from the Fund's investments in equity securities will be influenced by both general economic activity and issuer-specific factors. In the event of a recession or adverse events affecting a specific industry or issuer, an issuer of equity securities held by the Fund may reduce the dividends paid on such securities. In adverse market conditions, a portion of the Fund's quarterly distributions may constitute a return of capital. Such return of capital distributions will decrease the Fund's assets and may increase the Fund's expense ratio. See "Distributions."

MEDIUM AND SMALLER COMPANY RISK

The Fund will invest primarily in large capitalization companies, but may also invest in companies with medium-sized market capitalizations and also reserves the flexibility to invest in companies with small market capitalizations. The general risks associated with the types of securities in which the Fund invests and the strategy employed by the Fund are particularly pronounced for securities issued by companies with medium and smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of market and issuer risk. Securities of medium and smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities.

LEVERAGE RISK

Proceeds from the Fund's use of short sales will often be used to purchase long equity positions, which may result in a form of financial leverage. The Fund may also enter into transactions that include, among others, forward contracts, futures contracts, options on futures contracts, swap contracts and other derivatives that may in some circumstances give rise to a form of financial leverage. The Fund manages some of its derivative positions by maintaining an amount of cash or liquid securities in a segregated account equal to the face value of those positions. The Fund may also offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in its portfolio. To the extent that the Fund does not segregate liquid assets or otherwise cover its obligations under such transactions (e.g., through offsetting positions), such transactions will be treated as senior securities representing indebtedness ("borrowings") for purposes of the requirement under the 1940 Act that the Fund may not enter into any such transactions if the Fund's borrowings would thereby exceed 33 1/3% of its total assets. In addition, to the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged.

Although it has no current intention to do so, the Fund's policy on financial leverage allows the Fund to use financial leverage in the form of preferred shares or borrowings to the maximum extent permitted under the 1940 Act. The Fund's use of leverage would create the opportunity for increased Common Share net income, but also would result in special risks for holders of the Fund's Common Shares. There is no assurance that the Fund's leveraging strategies, if any, will be successful. Leverage creates the likelihood of greater volatility of net asset value and market price of and distributions on Common Shares. See "Leverage and Borrowings."

FOREIGN SECURITIES RISK

The Fund will invest in securities of issuers that are organized or located in countries other than the United States, including in non-U.S. dollar denominated securities. Investment in non-U.S. issuers involves special risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws, the potential inability to enforce legal judgments, the potential for political, social and economic adversity and currency risk. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and non-U.S. currencies may negatively affect an investment. The value of investments denominated in non-U.S. currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar, and a decline in applicable foreign exchange rates could reduce the value of such investments held by the Fund.

The foreign securities in which the Fund may invest may be issued by companies located in emerging market countries. Compared to the United States and other developed countries, emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries. Investments in the securities of issuers located in emerging markets could be affected by risks associated with expropriation and/or nationalization, armed conflict, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting and auditing, less publicly available financial and other information and potential difficulties in enforcing contractual obligations.

Since the Fund may invest in securities of foreign issuers denominated in the local currency, changes in foreign currency exchange rates will affect the value of securities in the Fund's portfolio and the unrealized appreciation or depreciation of investments. In addition to changes in the value of the Fund's portfolio investments resulting from currency fluctuations, the Fund may incur costs in connection with conversions between various currencies. The Fund may also invest directly in currencies. The Fund is subject to the risk that those currencies will decline in value relative to the U.S. dollar. The values of the currencies of the emerging market countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies of the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or due to other national or global political or economic developments. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. The Fund may, from time to time, seek to protect the value of some portion or all of its portfolio holdings against currency risks by engaging in currency hedging transactions, such as currency futures contracts, currency forward contracts and options on currencies. Currency hedging involves special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the view as to certain market movements is incorrect, the risk that the use of hedging could result in losses greater than if they had not been used. In addition, in certain countries in which the Fund may invest, currency hedging opportunities may not be available. The use of currency transactions can result in the Fund incurring losses because of the imposition of exchange controls, suspension of settlements or the inability of the Fund to deliver or receive a specified currency. See "Investment objectives, principal investment strategies and risks--Portfolio Composition--Foreign securities--Foreign currency transactions."

The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income is made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between the date of earning of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements. See "Distributions" and "Dividend reinvestment plan." The liquidation of investments, if required, may have an adverse impact on the Fund's performance.

STRATEGIC TRANSACTIONS RISK

In addition to the Fund's option-writing strategy, the Fund may use derivatives transactions including forward contracts, futures contracts, options on futures contracts and swaps contracts and other derivatives (collectively, referred to as "Strategic Transactions"). Strategic Transactions involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default by the other party to the transaction, illiquidity of the derivative instrument and, to the extent the prediction as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. In addition, such transactions may involve commissions and other costs, which may increase the Fund's expenses and reduce its returns. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can otherwise realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. In addition, amounts paid as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes.

The use of Strategic Transactions entails certain special risks. In particular, the use of Strategic Transactions by the Fund could create the possibility that losses on the instrument would be greater than gains in the value of the Fund's position. In addition, certain derivatives markets could be illiquid in some circumstances. As a result, the Fund might not be able to close out a position without incurring substantial losses. To the extent that the Fund utilizes Strategic Transactions for hedging, such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. In addition, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than other Strategic Transactions. Losses resulting from the use of hedging will reduce the Fund's net asset value, and possibly income, and the losses can be greater than if hedging had not been used. Futures contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. Swaps generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. The use of Strategic Transactions also may increase the Fund's volatility and may involve a significant amount of risk relative to the investment of cash. The Fund will be subject to credit risk with respect to the counterparties to any Strategic Transactions engaged in by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lower trading volume and liquidity.

PORTFOLIO TURNOVER

The Fund may engage in active and frequent trading of portfolio securities (i.e., portfolio turnover), particularly during periods of volatile market movements. In addition, the Fund's "dividend capture" strategy will expose the Fund to increased portfolio turnover. The Fund's portfolio turnover rate will increase to the extent that the Fund is required to sell portfolio securities to satisfy its obligations under its option writing strategy, short selling or other derivative strategies, or to realize additional gains to be distributed to shareholders if these strategies are unsuccessful. In addition, the use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Fund. The Adviser manages the Fund generally without regard to restrictions on portfolio turnover. Portfolio turnover involves expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These sales may also result in realization of taxable capital gains, including short-term capital gains taxed at ordinary income tax rates, and may adversely impact the Fund's after-tax returns to Fund shareholders.

NET ASSET VALUE DISCOUNT

Frequently, shares of closed-end investment companies, such as the Fund, trade at a price below their net asset value, commonly referred to as a "discount." Historically, shares of closed-end funds have traded at a discount to their net asset value, and the Fund cannot predict whether its shares will trade at a discount to their net asset value. Immediately following the offering, the net asset value of the Fund's shares will be reduced by offering costs paid by the Fund. Because the market price of the Fund's shares may be determined by factors such as net asset value, there is an increased risk that the Fund will trade below its offering price for a period following the offering. Therefore, there is an added risk to investors who may sell their shares shortly after the offering. Before making an investment decision, a prospective investor should consider the suitability of this investment with respect to the investor's investment objectives and personal situation. See "Description of capital structure."

MANAGER RISK

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques for its respective portion of the Fund's portfolio that it manages, and the Fund's performance may lag behind that of similar funds.

--------------------------------------------------------------------------------

Summary of Fund expenses

The purpose of the table below is to assist you in understanding the fees and expenses that you, as a holder of Common Shares in the Fund, will bear directly or indirectly.

Common shareholder transaction expenses
  Sales load paid by you (as a percentage of offering
     price).................................................   4.50%
  Expenses borne by the Fund................................       %(1)
  Dividend reinvestment plan fees...........................   None(2)

                                                                    PERCENTAGE OF NET ASSETS
                                                               ATTRIBUTABLE TO COMMON SHARES
--------------------------------------------------------------------------------------------
Annual expenses
  Advisory fee..............................................                               %
  Acquired fund fees and expenses...........................                               %
  Other expenses(1).........................................                               %
  Dividend expenses paid and stock loan fees on securities
     sold short(3)..........................................
  Remainder of other expenses...............................
  Total of other expenses...................................
                                                                           -----------------
     Total annual expenses..................................                               %

The expenses shown in the table above are based on estimated amounts for the Fund's first year of operations and assume that the Fund issues approximately
          Common Shares. If the Fund issues fewer than           Common Shares
in this offering, estimated expenses could be higher as a percentage of net assets attributable to Common Shares, which could adversely affect the investment performance of the Fund. See "Management of the Fund" and "Dividend reinvestment plan."

EXAMPLE

The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares (including a sales load of $45 and estimated
offering expenses of $  , assuming (i) total net annual expenses of      % in
years one through ten and (ii) a 5% annual return(4):

1 YEAR  3 YEARS   5 YEARS   10 YEARS
------------------------------------
  $      $         $          $

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE.
------------

(1)  The Fund will pay offering costs (other than the sales load) up to an
     aggregate of $    per share of the Fund's Common Shares (    % of the
     offering price) sold in this offering. The Adviser has agreed to pay the amount by which the aggregate of all of the Fund's offering costs (other
     than the sales load) exceed $    per Common Share. The aggregate offering
     expenses (other than the sales load) currently are estimated to be
     $        . Offering costs borne by the Fund will result in a reduction of capital of the Fund attributable to Common Shares.

(2) You will be charged a $2.50 service charge and pay a transaction and processing fee of $0.15 per Common Share if you direct the Plan Agent (as defined under "Dividend reinvestment plan") to sell your Common Shares held in a dividend reinvestment account.

(3) Represents costs associated with the Fund's short sales on equity securities (see "Investment objectives, principal and investment strategies and risks--Portfolio Composition--Short Sales"). The percentage shown represents estimates for the Fund's initial year of operations, assuming that the Fund maintains short equity positions equal to [25]% of its net assets (i.e., based on the Fund's initial expected short equity exposure). When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. Thus, the estimate for
     dividend expenses paid (comprising [    %] of the [    %]) is also based on
     the dividend yields of stocks that would be sold short in a model portfolio developed by the Adviser as well as anticipated

--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

     trading practices (which may involve avoiding dividend expenses with respect to certain short sale transactions by closing out the position prior to the underlying issuer's ex-dividend date). In addition, the Fund will incur fees in connection with the borrowing of securities in order to
     effect the short sale transactions (estimated at [    % ]of the [    ]%).
     The Fund's actual dividend expenses paid and stock loan fees on securities sold short may be significantly higher or lower than the estimates above due to, among other factors, the actual extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time and from time to time.

(4) The example assumes that the estimated Other expenses set forth in the Annual expenses table are accurate and that all dividends and distributions are reinvested at net asset value. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

--------------------------------------------------------------------------------
 12

--------------------------------------------------------------------------------

The Fund

The Fund is a newly organized, diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized under the laws of the State of Delaware on October 2, 2007. The Fund has no operating history. The Fund's principal office is located at 522 Fifth Avenue, New York, New York 10036, and its telephone number is (800) 847-2424.

Use of proceeds

The net proceeds of this offering of Common Shares will be approximately
$          (or $          if the Underwriters exercise their over-allotment
option in full), which, after payment of the estimated offering costs, will be invested in accordance with the Fund's investment objectives and policies as soon as practicable, but in no event, under normal market conditions, later than three months after the completion of this offering. The Adviser has agreed to pay the amount by which the aggregate of all of the Fund's offering costs (other
than the sales load) exceed $     per Common Share.

Investment objectives, principal investment strategies and risks

INVESTMENT OBJECTIVES

The Fund's primary investment objective is to seek current income, with a secondary objective of long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund's will invest primarily in a diversified portfolio of domestic and foreign common stocks. The Fund will seek to earn a high level of income and gains by: (i) writing (selling) call and put options with respect to a portion of the Fund's portfolio; (ii) employing an "active extension" strategy by utilizing short sales with respect to a portion of the Fund's portfolio; and (iii) emphasizing investment in stocks that pay dividends and employing a "dividend capture" strategy with respect to a portion of the Fund's portfolio. Depending on market circumstances, the Adviser will allocate the Fund's assets to one or more of these income/gain enhancement strategies. Typically, the Adviser will use the active extension strategy together with the dividend capture strategy with respect to a portion of the Fund's portfolio and the option writing strategy with respect to the remainder of the Fund's portfolio. The Adviser will normally allocate more of the Fund's assets to the dividend capture strategy when the Adviser believes that high dividend payments are available, market volatility is low and stock markets are rising. The Adviser will, depending on market conditions, opportunistically employ the active extension strategy on that portion of the Fund's portfolio allocated to the dividend capture strategy. The Adviser will normally allocate more of the Fund's assets to the option writing strategy when the Adviser believes high dividend payments are unavailable, market volatility is high and stock markets are falling or rising moderately.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities at the time of investment. Typically, the Fund will invest at least 40% of its total assets in securities of non-U.S. companies (unless the Adviser deems market conditions and/or company valuations are less favorable compared to U.S. companies, in which case the Fund will invest at least 30% of its total assets in securities of non-U.S. companies). In

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

selecting individual securities for the Fund's portfolio, the Adviser seeks to construct an equity portfolio with risk, style, capitalization, sector, industry and geographic characteristics similar to the MSCI World Index over a normal market cycle. The Adviser uses a variety of quantitative techniques to select the Fund's investments. The model is driven by rigorous fundamental and quantitative research that screens a universe of domestic and foreign companies. The model employs three quantitative screens based on the following primary inputs: earnings expectations, price trends and relative valuations. Individual securities are ranked within each section by the most effective combination of these disciplines based on the current phase of the economic cycle. For the portion of the Fund's portfolio allocated to the dividend capture strategy, the Adviser uses an additional quantitative screen in an attempt to identify companies with high dividend payments or the potential for dividend increases.

Once the Fund's equity portfolio has been constructed, the Adviser will allocate the Fund's assets among the strategies described below in an attempt to enhance current income and gains. Under normal market conditions, the Fund will invest primarily in a combination of (i) dividend paying domestic and foreign common stocks (the "dividend portion"); and (ii) common stocks, the value of which is subject to written call options (the "option portion").

Option writing strategy

The Fund intends to write call options on common stocks and stock indices that the Adviser believes collectively approximate the characteristics of the Fund's option portion. The Adviser will actively manage the Fund's options positions using quantitative and statistical analysis that focuses on relative value and risk/return. The Adviser will use an option valuation model to identify options it believes are overvalued and therefore offer relatively high premiums to the Fund. The Fund may substantially reduce its use of written call options when the Adviser's valuation model indicates a narrowing of options premiums in the marketplace and/or when it believes that market conditions favor increasing the Fund's allocation to the dividend capture strategy, as described above.

In executing the option writing strategy of the Fund, the Adviser intends to write (i.e., sell) covered call options in an attempt to generate current income from option premiums as a means of enhancing distributions paid to shareholders. Under normal market conditions, the Adviser expects to write covered call options in an amount that is between 25% and 75% of the value of the Fund's assets. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation may become more limited. As the "writer" or "seller" of an option, the Fund will receive cash or a "premium" from the option purchaser. Depending on the type of call option, the purchaser either (i) has the right to any appreciation in the value of the security or index over a fixed price (the "exercise price") on a certain date in the future (the "expiration date") or (ii) has the right to any appreciation in the value of the security or index at any time prior to the expiration of the option. If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund retains the premium but pays the purchaser the difference between the price of the security or the index and the exercise price of the option or otherwise closes the option by delivering the underlying security versus payment of the exercise price. The premium, the exercise price and the market price of the security or index determine the gain or loss realized by the Fund as the seller of the call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the cost of entering into closing purchase transactions will determine the gain or loss realized by the Fund.

During periods in which the equity markets are generally unchanged or falling, a diversified equity portfolio such as that held by the Fund, which utilizes a covered call option writing strategy, may outperform the same portfolio without a covered call option writing strategy because of the additional premiums received from writing covered call options. Similarly, in a modestly rising market (where the

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Fund's income from premiums exceeds the aggregate appreciation of the individual securities or indices on which the Fund has written options over their exercise prices), the Fund may also outperform the same portfolio without a covered call option writing strategy. However, in sharply rising markets (where the aggregate appreciation of the individual securities or indices on which the Fund has written options over their exercise prices exceeds the Fund's premium income), the Fund may underperform the same portfolio that does not employ a covered call option writing strategy. This underperformance in a sharply rising market could be significant. While the Fund's returns will be affected by the appreciation and depreciation of the equity securities it owns, the Fund anticipates that the volatility of increases and decreases in the value of the Fund's equity portfolio will be reduced by the receipt of premium income in connection with its option writing strategy. However, the Fund's covered call option writing strategy may not fully protect the Fund against declines in the value of the market.

To a lesser extent, the Fund's overall option's strategy may entail purchasing call options and selling and purchasing put options. Put options are contracts that give the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified price at any time during the term of the option. Put option strategies may produce considerably more gains than the Fund's primary strategy of covered call option writing, but they involve a higher degree of risk and potential volatility.

Active extension strategy

Pursuant to its quantitative security selection model, the Fund will purchase securities outright in anticipation of an increase in the market price of the securities and/or increasing dividend yields, thereby taking a "long position." In addition to purchasing equity securities (i.e., taking long positions), the Fund's Adviser attempts to identify stocks that the Adviser believes will underperform relative to the average stock and/or have less potential for higher dividend yields. The Adviser expects to sell these securities short on behalf of the Fund. When the Fund takes a "short position," it sells at the current market price a security it has borrowed in anticipation of a decline in the market price of that security.

A short sale is a transaction in which the Fund sells a security that it does not own (and borrows the security to deliver it to the buyer) in anticipation that the market price of the security will decline or underperform relative to other securities in the portfolio. The Fund will generally take short positions where it does not own or have the immediate right to acquire the security. Selling a security short allows the Fund potentially to earn a return from a stock that the Adviser expects to underperform as well as enabling the Fund to establish additional long positions by reinvesting the proceeds from its short sales. This approach will enable the Fund to establish long positions in securities in excess of net assets while maintaining net long exposure to the equity market generally (i.e., market value of long positions minus market value of short positions) at a level similar to a traditional long only strategy. The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). Generally, the Fund's long positions will range between 100% and 150% of the value of the Fund's net assets and the Fund's short positions will range between 0% and 50% of the Fund's net assets. The Fund's active extension strategy will generally be undertaken in conjunction with that portion of the Fund's portfolio allocated to the dividend capture strategy, as discussed in more detail below. When the Adviser allocates more of the Fund's equity portfolio to the dividend capture strategy, it will generally result in the Fund taking more short positions.

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Dividend capture strategy

For the portion of the Fund's portfolio allocated to this strategy, the Adviser will use its quantitative selection model to select securities of companies that provide high dividend payments or that have the potential for increased dividend payments. In addition, the Fund may seek to enhance the level of dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, the Fund sells a stock on or shortly after the stock's ex-dividend date and uses the sale proceeds to purchase one or more other stocks that are expected to pay dividends before the next dividend payment on the stock being sold. Through this practice, the Fund may receive more dividend payments over a given time period than if it held a single stock. In order for dividends received by the Fund to qualify for favorable tax treatment, the Fund must comply with holding period and other requirements. By complying with applicable holding period and other requirements while engaging in dividend capture trading, the Fund may be able to enhance the level of tax-advantaged dividend income it receives because it will receive more dividend payments qualifying for favorable treatment during the same time period than if it simply held its portfolio stocks. In addition, the Fund may opportunistically invest in issuers that have announced special dividend payments (for example, to return large cash balances to shareholders) in an attempt to enhance dividend income. The use of dividend capture trading strategies will expose the Fund to increased trading costs and potentially higher short-term gain or loss.

PORTFOLIO COMPOSITION

The following provides additional information about the types of securities and other instruments in which the Fund will or may ordinarily invest. For more information, see "Investment objectives, policies and risks" in the Statement of Additional Information.

COMMON STOCKS AND OTHER EQUITY SECURITIES

The Fund will ordinarily have substantial exposure (both long and short positions) to common stocks and other equity securities. Common stock represents an equity ownership or equity interest in an issuer, without preference over any other class of securities, including such issuer's debt securities, preferred stock and other senior equity securities. Common stocks are entitled to the income and increase in the value of the assets and business of the issuer after all its debt obligations and obligations to preferred stockholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The Fund may invest in common stocks of issuers in any industry or sector and of any size (in terms of market capitalization), although the Fund will ordinarily focus on large-and, to a lesser extent, medium-sized companies. Although the Fund intends to focus its investments in common stocks, it may from time to time invest in or hold other types of equity securities, including preferred stocks, rights, warrants and convertible securities, including in circumstances where these securities are distributed to the Fund as part of a general distribution to holders of a common stock in the Fund's portfolio.

Although common stocks and other equity securities have historically generated higher average returns than debt securities over the long term, they also have experienced significantly more volatility in those returns and in certain years have significantly underperformed relative to debt securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, prices of common stocks and other equity securities are sensitive to general movements in the equity markets and a drop in those markets may depress the prices of the equity securities held by the Fund. The prices of equity securities fluctuate for many different reasons, including changes in investors' perceptions of the financial condition of an issuer or the general

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condition of the relevant stock market or when political or economic events affecting the issuer occur. In addition, prices of equity securities may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

The Fund may invest in common stocks and other equity securities that are unlisted or trade in "over-the-counter" markets. Unlike a securities exchange, an over-the-counter market is not a centralized facility that limits trading activity to securities of companies that initially satisfied particular standards. The volume of trading in an unlisted or over-the-counter equity security is usually less than the volume of trading in a comparable listed security. Due to potentially limited market liquidity of over-the-counter securities, the Fund may be unable to dispose of such a security except at a discount from recent prices or in small lots over an extended period of time.

CALL AND PUT OPTIONS

As described above, the Fund will opportunistically employ the option strategy in an attempt to generate gains from option premiums and, enhance distributions payable to the Fund's shareholders. The Adviser may write call options representing approximately 25% to 75% of its net assets, although the extent of the Fund's use of written call options may vary over time based on the Adviser's assessment of market conditions and other factors (such that it may range from 0% to 100% of net assets). For these purposes, the Fund treats options on indexes as being written on securities having an aggregate value equal to the face or notional amount of the index subject to the option.

A substantial portion of the options that the Fund writes may be written on equity indexes. As the writer (seller) of an equity index call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the cash value of the index over the strike price upon exercise. If the purchaser exercises the index option sold by the Fund, the Fund would pay the purchaser the difference between the cash value of the index and the strike price. In effect, the Fund sells the potential appreciation in the value of the index above the strike price in exchange for the premium. The Fund may repurchase an index call option prior to its expiration date, extinguishing the Fund's obligation, in which case the cost of repurchasing the option (net of any premiums received) will determine the gain or loss realized by the Fund.

Equity index options differ from options on individual securities in that (i) the exercise of an index option requires cash payments and does not involve the actual purchase or sale of securities, (ii) the holder of an index option has the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the strike price of the option and (iii) index options reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single common stock. In addition, 60% of the gains or losses from certain equity index call options will be treated as long-term capital gains or losses for federal income tax purposes (with 40% being treated as short-term capital gains or losses), whereas all gains and losses from call options on individual securities will be treated as short-term capital gains or losses (unless the option is actually exercised after the security, or any related "substantially similar" security or other property, is treated for federal income tax purposes as having been held by the Fund for more than a year). See "Tax matters."

The Fund may sell call options on "broad-based" equity indexes as well as on narrower market indexes or on indexes of securities of companies in a particular industry or sector, including (but not limited to) financial services, technology, pharmaceuticals and consumer products. An equity index assigns relative values to the securities included in the index (which change periodically), and the index fluctuates with changes in the market values of those securities.

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The Fund may write (sell) call options that are "at-the-money," "in-the-money"
or "out-of-the-money." At-the-money call options are options with a strike price equal to the current cash value of the underlying equity index or market price of the underlying equity security. In-the-money call options are call options with a strike price below the current value of the underlying index or equity security. The Fund may write (sell) at-the-money and in-the-money call options to earn premiums as a defensive measure to protect against a possible decline in, or volatility in, the underlying index or equity security. Out-of-the-money call options are options with a strike price above the value of the underlying index or equity security. Out-of-the-money options will generally generate premiums for the Fund and will also allow the Fund to potentially benefit from appreciation up to the strike price of the option written. The Fund does not generally intend to write (sell) call options with exercise prices well below or well above the current value of the underlying index or equity security. When the value of the equity index or individual security upon which a call option is written rises, a call option that was at-or out-of-the-money when written may become in-the-money, thereby increasing the likelihood that the option could be exercised and the Fund forced to pay the amount of appreciation above the strike price of the option upon exercise or to sell the underlying security.

The Fund will write (sell) call options that are issued, guaranteed and cleared by the Options Clearing Corporation (the "OCC"). Listed call options are currently traded on the American Stock Exchange, Chicago Board Options Exchange, International Securities Exchange, New York Stock Exchange, Pacific Stock Exchange, Philadelphia Stock Exchange and various other U.S. options exchanges. Conventional listed call options have expiration dates that can generally be up to nine months from the date the call options are first listed for trading. Longer-term call options can have expiration dates up to three years from the date of listing. The call options the Fund intends to write (sell) may be either "European-style" options, which may be exercised only during a specified period of time just prior to the expiration date, or "American-style" options, which may be exercised at any time between the date of purchase and the expiration date. The Fund may also write (sell) call options listed on non-U.S. markets and may utilize unlisted (or "over-the-counter") options in U.S. and non-U.S. markets.

The Fund may also write options on ETFs and other similar instruments designed to correlate with the performance of an equity index or market segment.

In addition to writing call options, the Fund may also write put options on equity indexes and individual securities to generate income. The Fund would sell put options only on a secured basis, which means that, at all times during the option period, the Fund would segregate cash and/or liquid securities in an amount at least equal to the exercise price of the option, or would hold a put on the same underlying security at an equal or greater exercise price.

SHORT SALES

The Fund expects to make substantial use of short sales. A short sale is a transaction in which the Fund sells securities it owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund arranges through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Fund intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Fund replaces the borrowed securities. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of

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cash and/or liquid securities. In addition, the Fund will place in a segregated account an amount of cash and/or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short, and (ii) any cash and/or liquid securities deposited as collateral with the broker in connection with the short sale. Short sales involve certain risks and special considerations. If the Fund incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

FOREIGN SECURITIES

The Fund may invest without limitation in securities of issuers that are organized or located in countries other than the United States, including in non-U.S. dollar denominated securities, and may invest in obligations of issuers located in emerging market countries. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different and perhaps not as well formulated and defined legal systems and laws, the potential inability to enforce legal judgments and the potential for political, social and economic adversity. Investments by the Fund in non-U.S. dollar denominated investments will be subject to substantially similar risks to those associated with direct investment in securities of foreign issuers, and are subject to currency risk as well. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and non-U.S. currencies may negatively affect an investment. The value of investments denominated in non-U.S. currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar, and a decline in applicable foreign exchange rates could reduce the value of such investments held by the Fund.

The foreign securities in which the Fund may invest may be issued by companies located in emerging market countries. Compared to the United States and other developed countries, emerging market countries may have relatively unstable governments, economies based on only a few relatively robust and mature industries and securities markets that trade only a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries. Investments in the securities of issuers located in emerging markets could be affected by risks associated with expropriation and/or nationalization, armed conflict, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations.

Since the Fund may invest in securities of foreign issuers denominated in the local currency, changes in foreign currency exchange rates will affect the value of securities in the Fund's portfolio and the unrealized appreciation or depreciation of investments. In addition to changes in the value of the Fund's portfolio investments resulting from currency fluctuations, the Fund may incur costs in connection with conversions between various currencies. The Fund may also invest directly in currencies. The Fund is subject to the risk that those currencies will decline in value relative to the U.S. dollar. The values of the currencies of the emerging market countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or due to other national or global political or economic developments. Foreign exchange dealers realize a profit based on the difference between the prices at

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which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. The Fund may also engage in foreign currency hedging transactions. See "Foreign currency transactions" below.

The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income is made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between the date of earning of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements. See "Distributions" and "Dividend reinvestment plan." The liquidation of investments, if required, may have an adverse impact on the Fund's performance.

Foreign currency transactions. The Fund may enter into forward foreign currency exchange contracts ("forward currency contracts") for purposes of gaining exposure to the currency of non-U.S. issuers or as a hedge against fluctuations in future foreign exchange rates. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial and investment banks) and their customers. A non-deliverable forward currency contract is a short-term forward contract on a thinly traded non-convertible foreign currency where the profit and loss is the difference between a specified exchange rate and the spot rate at the time of settlement. A forward currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. By entering into a forward currency contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, the Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities that are held or proposed to be purchased are denominated. The Fund may also enter into currency swap transactions. A currency swap generally involves an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps also usually involve initial and final exchanges of the designated currency that correspond to an agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

The Fund may conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will not enter into forward currency contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's

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portfolio securities. When required by law, the Fund will cause its custodian bank to earmark cash or other liquid portfolio securities in an amount equal to the net amounts of the Fund's currency exposure under its forward currency contracts. If the value of the securities so earmarked declines, additional cash or liquid securities will be earmarked on a daily basis so that the value of such securities will equal the net amount of the Fund's currency exposure with respect to such contracts. Forward currency contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Fund's volatility and may involve a significant amount of risk relative to the investment of cash.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

STRATEGIC TRANSACTIONS

In addition to the Fund's option writing strategy, the Fund may use Strategic Transactions. The Fund seeks to use certain Strategic Transactions to earn income, facilitate portfolio management or as a hedging technique. The Fund seeks to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, protect the Fund's unrealized gains, facilitate the sale of certain securities for investment purposes, protect against changes in currency exchange rates, adjust the exposure to a particular currency or establish positions in the derivatives markets as a substitute for purchasing or selling particular securities. The Fund may use Strategic Transactions when the Fund seeks to adjust its exposure to a market in response to changes in investment strategy, when doing so provides more liquidity than the direct purchase of the securities underlying such derivatives, when the Fund is restricted from directly owning the underlying securities due to foreign investment restrictions or other reasons, or when doing so provides a price advantage over purchasing the underlying securities directly, either because of a pricing differential between the derivatives and securities markets or because of lower transaction costs associated with the derivatives transaction. Among the Strategic Transactions the Fund may utilize are forward contracts, futures contracts, options on futures contracts and swap contracts. In addition, the Fund may invest in other derivative instruments that are developed over time if their use would be consistent with the objectives of the Fund.

Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instrument. Furthermore, the ability to successfully use Strategic Transactions depends on the ability of the Fund to predict pertinent market movements, which cannot be assured. In addition, such transactions may involve commissions and other costs, which may increase the Fund's expenses and reduce its returns. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can otherwise realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. In addition, amounts paid as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes.

When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject

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to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lower trading volume and liquidity.

The Fund may enter into contracts for the purchase or sale for future delivery of securities or contracts based on financial indices (futures contracts) and may purchase and write put and call options to buy or sell futures contracts (options on futures contracts). A sale of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A purchase of a futures contract means the incurring of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take delivery of an amount of cash equal to the difference between a specified multiple of the value of the index on the expiration date of the contract and the price at which the contract was originally struck. In certain cases, the futures contracts markets provide investment or risk management opportunities that are not available from direct investments in underlying securities. In addition, some strategies can be performed with greater ease and at lower cost by utilizing futures contracts markets rather than purchasing or selling portfolio securities. However, such transactions involve risks different from those involved with direct investments in underlying securities.

Swaps generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

The Fund complies with applicable regulatory requirements when implementing Strategic Transactions, including the segregation of cash and/or liquid securities on the books of the Fund's custodian, as mandated by SEC rules or SEC staff positions. See "Investment objectives, policies and risks -- Strategic Transactions" in the Fund's SAI.

OTHER INVESTMENTS

SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other open- and closed-end investment companies, including affiliated registered investment companies to the extent permitted by the 1940 Act. The Fund may also invest in ETFs, which are a type of open-end investment company traded on an exchange. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company's expenses, and will remain subject to payment of the Fund's investment advisory and other fees and expenses with respect to assets so invested. Holders of Common Shares will therefore be subject to duplicative expenses to the extent that the Fund invests in other investment companies. Expenses will be taken into account when evaluating the merits of such investments. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks. The net asset value and market value of leveraged securities will be more volatile and the yield to stockholders will tend to fluctuate more than the yield generated by unleveraged securities. Investment companies may have investment policies that differ from those of the Fund.

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REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn incremental income on temporarily available cash which would otherwise be uninvested. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period. Repurchase agreements involve certain risks in the event of default by the other party. The Fund may enter into repurchase agreements with broker-dealers, banks and other financial institutions deemed to be creditworthy.

For the purpose of investing in repurchase agreements, the Adviser may aggregate the cash that certain funds advised or subadvised by the Adviser or certain of its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the funds that contributed to the joint account share pro rata in the net revenue generated. The Adviser believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for the Fund than would be available to the Fund investing separately. The manner in which the joint account is managed is subject to conditions set forth in an exemptive order from the SEC permitting this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

Repurchase agreements are required to be fully collateralized by the underlying securities and are considered to be loans under the 1940 Act. The Fund pays for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement will be required to maintain the value of the underlying collateral securities marked-to-market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. government and its agencies or instrumentalities) may have maturity dates exceeding one year.

The Fund may borrow through entering into reverse repurchase agreements under which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. Such agreements are considered to be borrowings under the 1940 Act unless the Fund segregates an amount of cash and/or liquid securities equal to the amount of the Fund's obligations under the reverse repurchase agreements. The Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

TEMPORARY INVESTMENTS

During periods in which the Fund believes that changes in economic, financial or political conditions make it advisable to do so, the Fund may, for temporary defensive purposes, reduce its primary investment holdings and invest in certain short-term (less than one year to maturity) and medium-term (not greater than five years to maturity) debt securities or hold cash. The short-term and medium-term debt securities in which the Fund may invest consist of (i) obligations of the U.S. government, its agencies or instrumentalities; (ii) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. or foreign banks denominated in any currency;
(iii) floating rate securities and other instruments denominated in any currency issued by various governments or international development agencies; (iv) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. or foreign corporations; and (v) repurchase agreements with banks and broker-dealers with respect to such securities. The Fund intends to invest for temporary defensive purposes only in short-term and medium-term debt securities that the Fund believes to be of high quality (i.e., subject to relatively low risk of loss of interest or

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principal). In taking such defensive position, the Fund temporarily would not be pursuing and may not achieve its investment objectives.

LEVERAGE AND BORROWINGS

Proceeds from the Fund's use of short sales will often be used to purchase long equity positions, which may result in a form of financial leverage. The Fund may also enter into transactions that include, among others, futures contracts, swap contracts and other derivatives, that may in some circumstances give rise to a form of financial leverage. By using leverage, the Fund would seek to obtain a higher return for holders of Common Shares than if it did not use leverage. Leveraging is a speculative technique and there are special risks involved. There can be no assurance that the Fund will use a leveraging strategy or that any leveraging strategy the Fund employs will be successful.

Leverage creates risks for holders of the Common Shares, including the likelihood of greater volatility of net asset value and market price of, and distributions on, Common Shares. Changes in the value of the Fund's investment portfolio will be bourne entirely by the holders of Common Shares. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, any leverage will decrease (or increase) the net asset value per Common Share to a greater extent than if the Fund were not leveraged. Fees and expenses paid by the Fund are borne entirely by the holders of Common Shares. These include costs associated with issuing any preferred shares, borrowings or other forms of leverage utilized by the Fund.

Although it has no intention to do so, the Fund's policy on financial leverage allows the Fund to use financial leverage in the form of preferred shares or borrowings to the maximum extent permitted under the 1940 Act. Under the 1940 Act, the Fund is not permitted to incur indebtedness ("borrowings") (including through the use of short sales, reverse repurchase agreements, futures contracts, swap contracts and other derivatives, to the extent that these instruments constitute such indebtedness) unless immediately after the such incurrence, the value of the Fund's total assets less liabilities (other than such borrowings) is at least 300% of the principal amount of such borrowing (i.e., the principal amount may not exceed 33 1/3% of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on Common Shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than borrowings, is at least 300% of such principal amount. If the Fund enters into these transactions, it intends, to the extent possible, to prepay all or a portion of the principal amount due to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle holders of any senior securities of the Fund to elect a majority of the Trustees of the Fund. Derivative instruments used by the Fund will not constitute indebtedness subject to the Fund's limitations on borrowings to the extent that the Fund segregates cash or liquid assets in amount at least equal to its obligations under the instruments or enters into offsetting transactions or owns positions covering its obligations.

Under the 1940 Act, the Fund is not permitted to issue preferred shares unless immediately after the issuance of such preferred shares the value of the Fund's total assets less liabilities (other than such preferred shares) is at least 200% of the principal amount of such preferred shares (i.e., the principal amount of the preferred shares may not exceed 50% of the Fund's total assets). Holders of Common Shares have no preemptive right to purchase any preferred shares that might be issued. Any preferred shares issued by the Fund would have special voting rights and a liquidation preference over the Common Shares. The Fund has no present intention to issue preferred shares.

The Fund may borrow money to repurchase its shares or as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of the Fund's securities.

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PRINCIPAL INVESTMENT RISKS OF THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

COMMON STOCKS AND EQUITY SECURITIES AND RELATED MARKET RISK

The Fund will ordinarily have substantial exposure (both long and short positions) to common stocks and other equity securities. The market price of common stocks and other equity securities in which the Fund invests may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented in those markets or the issuer itself. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of equity securities may also decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer's historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Equity securities generally have greater price volatility than bonds and other debt securities.

OPTIONS RISK

There are several risks associated with transactions in options on securities or indices used in connection with the Fund's option writing strategy. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security underlying the call option above the exercise price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the difference between the price of the security and the exercise price of the option or the underlying security at the exercise price.

When the Fund writes put options, it bears the risk of loss if the value of the underlying security declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the security underlying the put option at an exercise price greater than the market price of the underlying security at the time of exercise plus the put premium the Fund received when it wrote the option. With a put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

The Fund may sell index call and put options as part of its overall option strategy. The purchaser of an index call option has the right to any appreciation in the value of the index over the exercise price of the option on or before the expiration date. The purchaser of an index put option has the right to any depreciation in the value of the index below the exercise price of the option on or before the expiration date. Because the exercise of an index option is settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund will lose money if it is required to pay the purchaser of an index option the difference between the cash value of the index on which the option was written and

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the exercise price and such difference is greater than the premium received by the Fund for writing the option. The value of index options written by the Fund, which will be priced daily, will be affected by changes in the value and dividend rates of the underlying securities in the respective index, changes in the actual or perceived volatility of the stock market and the remaining time to the options' expiration.

There can be no assurance that a liquid market will exist when the Fund seeks to enter or close out an option position. The value of the options may be adversely affected if the market for the options becomes less liquid or smaller. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

SHORT SALES RISK

The Fund expects to make substantial use of short sales. Short sales are transactions in which the Fund sells a security that it does not own. When the Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund will ordinarily engage in short sales where it does not own or have the immediate right to acquire the security sold short at no additional cost. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The Adviser's use of short sales in combination with long positions in the Fund's portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies will limit its ability to fully benefit from increases in the equity markets.

FUND DISTRIBUTIONS RISK

The distributions shareholders receive from the Fund are based primarily on the dividends the Fund it earns from its equity investments as well as the gains the Fund receives from writing options and using other derivative instruments, closing out short sales and selling portfolio securities, each of which can vary widely over the short and long term. The dividend income from the Fund's investments in equity securities will be influenced by both general economic activity and issuer-specific factors. In the event of a recession or adverse events affecting a specific industry or issuer, an issuer of equity securities held by the Fund may reduce the dividends paid on such securities. In adverse market conditions, a portion of the Fund's quarterly distributions may constitute a return of capital. Such return of capital distributions will decrease the Fund's assets and may increase the Fund's expense ratio. See "Distributions."

MEDIUM AND SMALLER COMPANY RISK

The Fund will invest primarily in large capitalization companies, but may also invest in companies with medium-sized market capitalizations and also reserves the flexibility to invest in companies with small market capitalizations. The general risks associated with the types of securities in which the Fund invests and the strategy employed by the Fund are particularly pronounced for securities issued by companies with medium and smaller market capitalizations. These companies may have limited

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product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of market and issuer risk. Securities of medium and smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities.

LEVERAGE RISK

Proceeds from the Fund's use of short sales will often be used to purchase long equity positions, which may result in a form of financial leverage. The Fund may also enter into transactions that include, among others, forward contracts futures contracts, options on futures contracts, swap contracts and other derivatives, that may in some circumstances give rise to a form of financial leverage. The Fund manages some of its derivative positions by maintaining an amount of cash or liquid securities in a segregated account equal to the face value of those positions. The Fund may also offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in its portfolio. To the extent that the Fund does not segregate liquid assets or otherwise cover its obligations under such transactions (e.g., through offsetting positions), such transactions will be treated as senior securities representing indebtedness ("borrowings") for purposes of the requirement under the 1940 Act that the Fund may not enter into any such transactions if the Fund's borrowings would thereby exceed 33 1/3% of its total assets. In addition, to the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged. Although it has no intention to do so, the Fund's policy on financial leverage allows the Fund to use financial leverage in the form of preferred shares or borrowings to the maximum extent permitted under the 1940 Act. See "Leverage and Borrowings."

FOREIGN SECURITIES RISK

The Fund will invest in securities of issuers that are organized or located in countries other than the United States, including in non-U.S. dollar denominated securities. Investment in non-U.S. issuers involves special risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws, the potential inability to enforce legal judgments, the potential for political, social and economic adversity and currency risk. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and non-U.S. currencies may negatively affect an investment. The value of investments denominated in non-U.S. currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar, and a decline in applicable foreign exchange rates could reduce the value of such investments held by the Fund.

The foreign securities in which the Fund may invest may be issued by companies located in emerging market countries. Compared to the United States and other developed countries, emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries. Investments in the securities of issuers located in emerging markets could be affected by risks associated with expropriation and/or nationalization, armed conflict, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting and auditing standards, less publicly available financial information and potential difficulties in enforcing contractual obligations.

Since the Fund may invest in securities of foreign issuers denominated in the local currency, changes in foreign currency exchange rates will affect the value of securities in the Fund's portfolio and the unrealized appreciation or depreciation of investments. In addition to changes in the value of the

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Fund's portfolio investments resulting from currency fluctuations, the Fund may incur costs in connection with conversions between various currencies. The Fund may also invest directly in currencies. The Fund is subject to the risk that those currencies will decline in value relative to the U.S. dollar. The values of the currencies of the emerging market countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies of the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or due to other national or global political or economic developments. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. The Fund may, from time to time, seek to protect the value of some portion or all of its portfolio holdings against currency risks by engaging in currency hedging transactions, such as currency futures contracts, currency forward contracts and options on currencies. Currency hedging involves special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the view as to certain market movements is incorrect, the risk that the use of hedging could result in losses greater than if they had not been used. In addition, in certain countries in which the Fund may invest, currency hedging opportunities may not be available. The use of currency transactions can result in the Fund incurring losses because of the imposition of exchange controls, suspension of settlements or the inability of the Fund to deliver or receive a specified currency. See "Investment objectives, principal investment strategies and risks--Portfolio Composition--Foreign securities--Foreign currency transactions."

The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income is made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between the date of earning of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements. See "Distributions" and "Dividend reinvestment plan." The liquidation of investments, if required, may have an adverse impact on the Fund's performance.

STRATEGIC TRANSACTIONS RISK

In addition to the Fund's option writing strategy, the Fund may use Strategic Transactions. Strategic Transactions involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default by the other party to the transaction, illiquidity of the derivative instrument and, to the extent the prediction as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. In addition, such transactions may involve commissions and other costs, which may increase the Fund's expenses and reduce its returns. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can otherwise realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. In addition, amounts paid as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes.

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The use of Strategic Transactions entails certain special risks. In particular, the use of such transactions by the Fund could create the possibility that losses on the instrument would be greater than gains in the value of the Fund's position. In addition, futures markets could be illiquid in some circumstances, and certain over-the-counter options could have no markets. As a result, in certain markets, the Fund might not be able to close out a position without incurring substantial losses. To the extent that the Fund utilizes Strategic Transactions for hedging, such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. In addition, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium and transaction costs. Losses resulting from the use of hedging will reduce the Fund's net asset value, and possibly income, and the losses can be greater than if hedging had not been used. Forward contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Fund's volatility and may involve a significant amount of risk relative to the investment of cash.

Swaps generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

The Fund will be subject to credit risk with respect to the counterparties to any Strategic Transactions engaged in by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lower trading volume and liquidity.

PORTFOLIO TURNOVER

The Fund may engage in active and frequent trading of portfolio securities (i.e., portfolio turnover), particularly during periods of volatile market movements. In addition, the Fund's "dividend capture" strategy will expose the Fund to increased portfolio turnover. The Fund's portfolio turnover rate will increase to the extent that the Fund is required to sell portfolio securities to satisfy its obligations under its option writing strategy, short selling or other derivative strategies, or to realize additional gains to be distributed to shareholders if these strategies are unsuccessful. In addition, the use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Fund. The Adviser manages the Fund generally without regard to restrictions on portfolio turnover. Portfolio turnover involves expense to the Fund, including brokerage commissions

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or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These sales may also result in realization of taxable capital gains, including short-term capital gains taxed at ordinary income tax rates, and may adversely impact the Fund's after-tax returns to Fund shareholders.

NET ASSET VALUE DISCOUNT

Frequently, shares of closed-end investment companies, such as the Fund, trade at a price below their net asset value, commonly referred to as a "discount." Historically, shares of closed-end funds have traded at a discount to their net asset value, and the Fund cannot predict whether its shares will trade at a discount to their net asset value. Immediately following the offering, the net asset value of the Fund's shares will be reduced by offering costs paid by the Fund. Because the market price of the Fund's shares may be determined by factors such as net asset value, there is an increased risk that the Fund will trade below its offering price for a period following the offering. Therefore, there is an added risk to investors who may sell their shares shortly after the offering. Before making an investment decision, a prospective investor should consider the suitability of this investment with respect to the investor's investment objectives and personal situation. See "Description of capital structure."

MANAGER RISK

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques in managing its respective portion of the Fund's portfolio, and the Fund's performance may lag behind that of similar funds.

OTHER RISKS OF INVESTING IN THE FUND

NO OPERATING HISTORY

The Fund is a newly organized, closed-end management investment company with no operating history and is designed for long-term investors and not as a trading vehicle.

INVESTMENT RISK

You may lose money by investing in the Fund, including the possibility that you may lose all of your investment. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the U.S. Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements. Investors should not consider the Fund a complete investment program.

RISKS OF INVESTING IN OTHER INVESTMENT COMPANIES

The Fund may acquire shares in other investment companies, including ETFs and foreign investment companies to the extent permitted by the 1940 Act. The market value of the shares of other investment companies may differ from the net asset value of the particular fund. As a shareholder in an investment company, the Fund would bear its ratable share of that entity's expenses, including its investment advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

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 30
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INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS RISK

The Fund may invest in repurchase agreements and reverse repurchase agreements. In its purchase of repurchase agreements, the Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, possible lack of access to income on the underlying security during this period, and expenses of enforcing its rights.

The Fund's use of reverse repurchase agreements involve many of the same risks involved in the Fund's use of financial leverage, as the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experience insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements, the Fund's net asset value will decline, and, in some cases, the investment performance of the Fund would be less favorable than it would have been if the Fund had not used such instruments.

TEMPORARY INVESTMENTS RISK

During periods in which the Fund believes that changes in economic, financial or political conditions make it advisable to do so, the Fund may, for temporary defensive purposes, reduce its primary investment holdings and invest in certain short-term and medium-term debt securities or hold cash. The Fund intends to invest for temporary defensive purposes only in short-term and medium-term debt securities believed to be of high quality, which are expected to be subject to relatively low risk of loss of interest or principal. In taking such defensive position, the Fund temporarily would not be pursuing and may not achieve its investment objectives.

TAX RISK

The Fund intends to elect to be treated and to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a regulated investment company, it generally will not be subject to U.S. federal income tax on its net investment income, including net capital gain, that it distributes (or is deemed to have distributed, as described below) to shareholders, provided that, for each taxable year, the Fund distributes (or is treated as distributing) to its shareholders an amount at least equal to 90% of its "investment company taxable income" as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses). The Fund intends to distribute annually all or substantially all of its investment company taxable income and net capital gain. In order for the Fund to qualify as a regulated investment company in any taxable year, the Fund must meet certain asset diversification tests. In addition, at least 90% of its gross income for such year must be comprised of certain types of qualifying income. If, for any taxable year, the Fund did not qualify as a regulated investment company, it would be treated as a corporation subject to U.S. federal income tax on its net income and capital gains at the 35% U.S. federal corporate income tax rate (without a deduction for distributions to shareholders) and, when such income is distributed, to a further tax at the shareholder level at ordinary income tax rates to the extent of the Fund's current or accumulated

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                                                                              31
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INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

earnings and profits. Accordingly, in such event, the Fund's ability to achieve its investment objectives would be adversely affected, and common shareholders would be subject to the risk of diminished investment returns.

CERTAIN AFFILIATIONS RISK

Certain broker-dealers, including Morgan Stanley & Co. Incorporated, will be considered to be affiliated persons of the Fund and/or the Adviser. Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or syndicate including an affiliated broker or to utilize affiliated brokers for agency transactions is subject to restrictions. This could limit the Fund's ability to engage in securities transactions and take advantage of market opportunities. In addition, until the underwriting syndicate is broken in connection with the initial public offering of the Common Shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate.

MARKET DISRUPTION

The aftermath of the war in Iraq and the continuing occupation of Iraq, instability in the Middle East and terrorist attacks around the world, as well as concerns over the outbreak of infectious diseases, have resulted in market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund does not know how long the securities markets will continue to be affected by these events and cannot predict the effects of the occupation or similar events in the future on the U.S. economy and global securities markets.

ANTI-TAKEOVER PROVISIONS

The Fund's Agreement and Declaration of Trust and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status and delay or limit the ability of other persons to acquire control of the Fund. These provisions could deprive the holders of Common Shares of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares or at net asset value. The Fund's Board has determined that these provisions are in the best interests of shareholders generally.

Management of the Fund

BOARD OF TRUSTEES

The management of the Fund, including general supervision of the duties performed by the Adviser, is the responsibility of the Fund's Board under the laws of the State of Delaware and the 1940 Act.

THE ADVISER

Van Kampen Asset Management is the Fund's investment adviser. The Adviser is a wholly owned subsidiary of Van Kampen Investments. Van Kampen Investments is a diversified asset management company that services more than three million retail investor accounts, has extensive capabilities for managing institutional
portfolios and had more than $     billion under management or supervision as of
          , 2008. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley. Morgan Stanley is a full service securities firm that provides a wide range of investment banking, securities, investment management and wealth management services. The Adviser's principal office is located at 522 Fifth Avenue, New York, New York 10036.

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 32

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

The Adviser will provide certain day-to-day investment management services to the Fund. Under an investment advisory agreement, the Adviser will receive an
annual fee, payable monthly, in an amount equal to      % of the Fund's average
daily net assets.

The Fund's assets will be managed within the Adviser's Systematic Strategies team. The team consists of portfolio managers and analysts. Current members of the team who will be jointly and primarily responsible for the day-to-day management of the Fund are Sandip Bhagat and Feng Chang, each a Managing Director of the Adviser. Mr. Bhagat has been associated with the Adviser in an investment management capacity since July 2004. Prior to July 2004, Mr. Bhagat was a Managing Director, President and Chief Investment Officer of Citigroup Asset Management's Travelers Investment Management Company. Mr. Chang has been associated with the Adviser in an investment management capacity since August 2004. Prior to August 2004, Mr. Chang was a senior research analyst and portfolio manager at Citigroup Asset Management.

Distributions

Commencing with the Fund's first dividend, the Fund intends to make quarterly cash distributions to the holders of the Fund's Common Shares at a rate that reflects the past and projected performance of the Fund. Distributions are likely to be variable, and the Fund's distribution rate will depend on a number of factors, including the net earnings on the Fund's portfolio investments and the rate at which such net earnings change as a result of changes in the timing of and rates at which the Fund receives income and gains from the sources described above. The net investment income of the Fund consists of all income (other than net short-term and long-term capital gains) less all expenses of the Fund.

The Fund's quarterly distributions will be made from the Fund's net investment income and net short-term gains from (i) net premiums from certain options and certain foreign currency forward contracts, (ii) a portion of the net premium from other options and futures contracts, (iii) the closing of short positions and (iv) the sale of portfolio securities. The tax treatment and characterization of the Fund's distributions may vary significantly from time to time because of the varied nature of the Fund's investments. Pursuant to the requirements of the 1940 Act and other applicable laws, absent an exemption, a notice will accompany each quarterly distribution with respect to the estimated source (as between net income and gains) of the distribution made. (The Fund will indicate the proportion of its capital gains distributions that constitute long-term and short-term gains annually.) The tax characterization of the Fund's distributions made in a taxable year cannot finally be determined until at or after the end of the year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the Fund's net investment income and net realized capital gains for the relevant year. For example, the Fund may distribute amounts early in the year that derive from short-term capital gains, but incur net short-term capital losses later in the year, thereby offsetting short-term capital gains out of which distributions have already been made by the Fund. In such a situation, the amount by which the Fund's total distributions exceed net investment income and net realized capital gains would generally be treated as a tax-free return of capital up to the amount of your tax basis in your Common Shares, with any amounts exceeding such basis treated as gain from the sale of shares.

As portfolio and market conditions change, the rate of distributions on the Common Shares and the Fund's dividend policy could change. Over time, the Fund will distribute all of its net investment income and net short-term capital gains. In addition, at least annually, the Fund intends to distribute net realized long-term capital gains not previously distributed, if any. During periods in which the the Fund's option strategy does not generate sufficient option premiums or results in net losses, a substantial portion of the Fund's distributions may be comprised of capital gains from the sale of

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

equity securities held in the Fund's portfolio, which would involve transaction costs borne by the Fund and may also result in realization of taxable short-term capital gains taxed at ordinary income tax rates (particularly during the initial year of the Fund's operations when all of the Fund's portfolio securities will have been held for less than one year). See "Tax matters."

Common Shareholders will automatically reinvest some or all of their distributions in additional Common Shares pursuant to the Fund's dividend reinvestment plan, unless such shareholders contact the Plan Agent and elect to receive distributions in cash. See "Dividend reinvestment plan."

Tax matters

The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and, except as otherwise noted, its shareholders that are U.S. persons as defined for U.S. federal income tax purposes. For more information, please see the section of the SAI entitled "Tax matters." Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences to you of an investment in the Fund.

The Fund intends to qualify annually as a regulated investment company under the Code. Accordingly, the Fund generally will not be subject to U.S. federal income tax on its net investment income and net realized capital gains that the Fund distributes to its shareholders. The Fund expects to pay to its shareholders annually all or substantially all of such income.

Distributions paid, or deemed paid, to you by the Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gain dividends ("capital gain dividends") are taxable as long-term capital gains, regardless of how long you have held your Common Shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits ("ordinary income dividends") will generally be subject to tax as ordinary income.

In general, the Fund does not expect that a significant portion of its ordinary income dividends will be treated as qualified dividend income, which currently is eligible for taxation at the rates applicable to long-term capital gains in the case of individual shareholders, or that a corporate shareholder will be able to claim a dividends received reduction with respect to any significant portion of Fund distributions.

If, for any calendar year, the Fund's total distributions exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder's tax basis in the Common Shares. The amount treated as a tax-free return of capital will reduce a shareholder's tax basis in the Common Shares, thereby increasing such shareholder's potential gain or reducing such or her potential loss on the sale of the Common Shares. Any amounts distributed to a shareholder in excess of such shareholder's tax basis in the Common Shares will be taxable to the shareholder as capital gain (assuming the Common Shares are held as a capital asset).

Dividends and other taxable distributions are taxable to you even if they are reinvested in additional Common Shares of the Fund. Dividends and other distributions paid by the Fund are generally treated as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December and you were the shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

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
TAX MATTERS
--------------------------------------------------------------------------------

The price of Common Shares purchased at any time may reflect the amount of a forthcoming distribution. If you purchase Common Shares just prior to a distribution, you will receive a distribution that will be taxable to you even though it represents in part a return of your invested capital.

The Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund during the preceding year. Ordinary income dividends and capital gain dividends may also be subject to state and local taxes.

If you sell or otherwise dispose of Common Shares of the Fund, you will generally recognize a gain or loss in an amount equal to the difference between your tax basis in such Common Shares of the Fund and the amount you receive in exchange for such Common Shares. If you hold your Common Shares as capital assets, any such gain or loss generally will be long-term capital gain or loss if you have held such Common Shares for more than one year at the time of sale.

The Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to a non-corporate holder of the Fund's Common Shares who fails to provide the Fund (or its agent) with the shareholder's correct taxpayer identification number (in the case of an individual, generally, such individual's social security number) or to make the required certification, or who has been notified by the Internal Revenue Service (the "IRS") that such shareholder is subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

FOREIGN TAX CREDITS

The Fund may be subject to certain taxes imposed by the foreign countries in which it invests with respect to dividends, capital gains and interest income. Under the Code, if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal tax purposes, to treat any foreign country's income or withholding taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders. The Fund expects to qualify for and may make this election. For any year that the Fund makes such an election, each shareholder will be required to include in its income an amount equal to its allocable share of such taxes paid by the Fund to the foreign government and the shareholder will be entitled, subject to certain limitations, to either deduct its allocable share of such foreign income taxes in computing its taxable income or to use it as a foreign tax credit against U.S. income taxes, if any.

The amount of foreign taxes that may be credited against a shareholder's U.S. federal income tax liability generally will be limited, however, to an amount equal to the shareholder's U.S. federal income tax rate multiplied by its foreign source taxable income. For this purpose, the Fund's gains and losses from the sale of securities, and currency gains and losses, will generally be treated as derived from U.S. sources. In addition, this limitation must be applied separately to certain categories of foreign source income. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by the Fund. A shareholder's ability to claim a credit for foreign taxes paid by the Fund may also be limited by applicable holding period requirements. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether, pursuant to the election described above, the foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate (i) such shareholder's portion of the foreign taxes paid to such country and (ii) the

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                                                                              35

TAX MATTERS
--------------------------------------------------------------------------------

portion of the Fund's dividends and distributions that represents income derived from sources within such country.

FOREIGN SHAREHOLDERS

A "foreign investor" is an investor that, for U.S. federal income tax purposes, is a nonresident alien individual, a foreign corporation, a foreign partnership or a foreign estate or trust. Taxation of a shareholder who, as to the United States, is a foreign investor depends, in part, on whether the shareholder's income from the Fund is "effectively connected" with a United States trade or business carried on by the shareholder.

If the foreign investor's income from the Fund is not effectively connected with a United States trade or business carried on by the foreign investor, distributions of net investment income and net short-term capital gains generally will be subject to a 30% (or lower treaty rate) U.S. withholding tax. For the Fund's taxable years beginning on or before December 31, 2007, the Fund may pay "interest-related dividends" and "short-term capital gain dividends" to Non-U.S. Shareholders without having to withhold on such dividends at the 30% rate. The amount of "interest-related dividends" that the Fund may pay each year is limited to the amount of "qualified interest income" received by the Fund during that year, less the amount of the Fund's expenses properly allocable to such interest income. "Qualified interest income" includes, among other items, interest paid on debt obligations of a U.S. issuer and interest paid on deposits with U.S. banks, subject to certain exceptions. The amount of "short-term capital gain dividends" that the Fund may pay each year generally is limited to the excess of the Fund's net short-term capital gains over its net long-term capital losses, without any reduction for the Fund's expenses allocable to such gains (with exceptions for certain gains). The exemption from 30% withholding tax for "short-term capital gain dividends" does not apply with respect to Non-U.S. Shareholders that are present in the United States for more than 182 days during the taxable year.

Foreign investors may be subject to an increased U.S. federal income tax on their income resulting from the Fund's election (described above) to "pass-through" amounts of foreign taxes paid by the Fund, but may not be able to claim a credit or deduction with respect to the foreign taxes paid by the Fund treated as having been paid by them. Distributions of net realized long-term capital gains, amounts retained by the Fund that are designated as undistributed capital gains, and gains realized upon the sale of shares of the Fund will not be subject to U.S. federal income tax unless a foreign investor who is a nonresident alien individual is physically present in the United States for more than 182 days during the taxable year and, in the case of gain realized upon the sale of Fund shares, unless (i) such gain is attributable to an office or fixed place of business in the United States or (ii) such nonresident alien individual has a tax home in the United States and such gain is not attributable to an office or fixed place of business located outside the United States. However, a determination by the Fund not to distribute long-term capital gains may reduce a foreign investor's overall return from an investment in the Fund, since the Fund will incur a U.S. federal tax liability with respect to retained long-term capital gains, thereby reducing the amount of cash held by the Fund that is available for distribution, and the foreign investor may not be able to claim a credit or deduction with respect to such taxes. A foreign investor may be required to establish it is not a U.S. person in order to avoid backup withholding tax on payments that would not otherwise be subject to the 30% withholding tax described above. Backup withholding is not a separate tax and may be refunded to a foreign shareholder; however, a foreign shareholder would generally have to file a U.S. tax return to claim this refund.

If a foreign investor is a resident alien or if dividends or distributions from the Fund are effectively connected with a U.S. trade or business carried on by the foreign investor, dividends of net investment income, distributions of net short-term and long-term capital gains, amounts retained by the Fund that

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 36

TAX MATTERS
--------------------------------------------------------------------------------

are designated as undistributed capital gains and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. persons and a foreign investor that is a corporation may also be subject to an additional 30% (or lower treaty rate) branch profits tax.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described in this section. Shareholders may be required to provide appropriate documentation to establish their entitlement to claim treaty benefits. Foreign investors are advised to consult their own tax advisers with respect to (a) whether their income from the Fund is effectively connected with a U.S. trade or business carried on by them,
(b) whether they may claim the benefits of an applicable tax treaty and (c) any other tax consequences to them of an investment in the Fund.

NOTICES

Shareholders will be notified annually by the Fund as to the U.S. federal income tax status of the dividends, distributions and deemed distributions made by the Fund to its shareholders. Furthermore, shareholders will be sent, if appropriate, various written notices after the close of the Fund's taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that were treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations presently in effect as they directly govern the taxation of the Fund and its shareholders and does not constitute tax advice. For complete provisions, reference should be made to the pertinent Code sections and Treasury regulations. The Code and the Treasury regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Holders of Common Shares are advised to consult their own tax advisors for more detailed information concerning the U.S. federal income taxation of the Fund and the income tax consequences to its holders of Common Shares. Holders of Common Shares are also advised to consult their own tax advisors with regard to the tax consequences under the laws of state, local, foreign or other taxing jurisdictions.

Closed-end fund structure

The Fund is a closed-end management investment company with no operating history. Closed-end funds differ from open-end management investment companies (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at "net asset value." Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous in-flows and out-flows of assets in a mutual fund can make it difficult to manage a mutual fund's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objectives, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

Shares of closed-end funds frequently trade at a discount to their net asset value. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Fund's Board might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. The Fund cannot guarantee or assure, however, that the Fund's Board will decide to engage in any of these actions. Nor is there any

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                                                                              37
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CLOSED-END FUND STRUCTURE
--------------------------------------------------------------------------------

guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to net asset value per common share. The Board might also consider converting the Fund to an open-end mutual fund, which would also require a vote of the shareholders of the Fund.

Dividend reinvestment plan

The Fund offers a Dividend Reinvestment Plan (the "Plan") pursuant to which distributions of dividends and all capital gains on Common Shares are automatically reinvested in additional Common Shares, unless a common shareholder specifically elects to receive cash.

Computershare Shareholder Services, Inc. and Computershare Trust Company, N.A., as plan agent (the "Plan Agent"), serves as agent for the holders of Common Shares of each Fund in administering the Plan. All Fund common shareholders are deemed to be participants in the Plan unless they specifically elect not to participate.

If the Fund declares an income dividend or a realized capital gains distribution payable either in the Fund's shares or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive shares. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value unless the net asset value is less than 95% of the market price on the valuation date, in which case, shares will be issued at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the exchange on which the Fund's shares are then listed, the next preceding trading day. If the net asset value exceeds the market price of shares at such time, or if the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy the Fund's shares in the open market, or elsewhere, with the cash in respect of the dividend or distribution, for the participants' account on, or shortly after, the payment date.

In the event of a market discount on the distribution payment date, the Plan Agent will have up to 30 days after the distribution payment date to invest the distribution amount in Common Shares acquired in open-market purchases. If, before the Plan Agent has completed its open-market purchases, the market price of a Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's Common Shares, resulting in the acquisition of fewer Common Shares than if the distribution had been paid in newly issued Common Shares on the distribution payment date. Therefore, the Plan provides that if the Plan Agent is unable to invest the full distribution amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the distribution amount in newly issued Common Shares.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by Common Shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each Common Shareholder proxy will include those Common Shares purchased or received pursuant to the Plan.

The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for Common Shares held pursuant to the Plan in accordance with the instructions of the participants.

In the case of Common Shareholders such as banks, brokers or nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the

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 38

DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

number of Common Shares certified from time to time by the record Common Shareholder's name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges to Common Shareholders with respect to Common Shares issued directly by the Fund as a result of distributions payable either in Common Shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of distributions.

Common Shareholders participating in the Plan may receive benefits not available to Common Shareholders not participating in the Plan. If the market price (plus commissions) of the Fund's Common Shares is above their net asset value, participants in the Plan will receive Common Shares of the Fund at less than they could otherwise purchase them and will have Common Shares with a cash value greater than the value of any cash distribution they would have received on their Common Shares. If the market price plus commissions is below the net asset value, participants will receive distributions in Common Shares with a net asset value greater than the per Common Share value of any cash distribution they would have received on their Common Shares. However, there may be insufficient Common Shares available in the market to make distributions in Common Shares at prices below the net asset value. Also, since the Fund does not redeem its Common Shares, the price on resale may be more or less than the net asset value.

The automatic reinvestment of dividends and distributions does not relieve participants of any income tax that may be payable on such dividends and distributions. See "Tax matters."

Common shareholders may terminate their participation in the Plan at anytime by calling (800) 341-2929, by writing to the Plan Agent, Computershare Trust Company, N.A. at P.O. Box 43011, Providence, R.I. 02940-3011 or by visiting vankampen.com. If you terminate, shares will be held by the Plan Agent in non-certificated form in the name of the participant. Common shareholders of the Fund may again elect to participate in the Plan at any time by calling (800) 341-2929, by writing to the Plan Agent at the address listed above or by visiting vankampen.com.

Description of capital structure

The Fund is a statutory trust organized under the laws of the State of Delaware pursuant to an Agreement and Declaration of Trust dated October 2, 2007. The Fund is authorized to issue an unlimited number of Common Shares of beneficial interest, par value $0.01 per share. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

COMMON SHARES

The Declaration of Trust permits the Fund to issue an unlimited number of full and fractional Common Shares of beneficial interest, $0.01 par value per Common Share. Each Common Share represents an equal proportionate interest in the assets of the Fund with each other Common Share in the Fund. Holders of Common Shares will be entitled to the payment of distributions when, as and if declared by the Board. The 1940 Act or the terms of any borrowings or preferred shares may limit the payment of distributions to the holders of Common Shares. Each whole Common Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Common Shares. The Declaration of Trust provides that

--------------------------------------------------------------------------------

DESCRIPTION OF CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Common Shareholders are not liable for any liabilities of the Fund, requires inclusion of a clause to that effect in every agreement entered into by the Fund and indemnifies shareholders against any such liability.

The Fund has no present intention of offering any additional shares other than Common Shares, except as described herein. Other offerings of the Fund's Common Shares, if made, will require approval of the Board. Any additional offering will not be sold at a price per Common Share below the then current net asset value (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Common Shareholders or with the consent of a majority of the Fund's outstanding common shareholders. The Common Shares have no preemptive rights.

The Fund will not issue certificates for the Common Shares.

REPURCHASE OF COMMON SHARES

Because shares of closed-end funds frequently trade at a discount to their net asset values, the Board has determined that from time to time it may be in the interest of holders of Common Shares for the Fund to take corrective actions. The Board, in consultation with the Adviser, will review at least annually the possibility of open market repurchases and/or tender offers for the Common Shares and will consider such factors as the market price of the Common Shares, the net asset value of the Common Shares, the liquidity of the assets of the Fund, effect on the Fund's expenses, whether such transactions would impair the Fund's status as a regulated investment company or result in a failure to comply with applicable asset coverage requirements, general economic conditions and such other events or conditions which may have a material effect on the Fund's ability to consummate such transactions. There are no assurances that the Board will, in fact, decide to undertake either of these actions or if undertaken, that such actions will result in the Fund's Common Shares trading at a price which is equal to or approximates their net asset value. In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of holders of Common Shares, the Board, in consultation with the Adviser, from time to time may review possible actions to reduce any such discount.

PREFERRED SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with preference rights, including preferred shares (the "preferred shares"), having a par value of $0.01 per share, in one or more series, with rights as determined by the Board, by action of the Board without the approval of the holders of Common Shares. Holders of Common Shares have no preemptive right to purchase any preferred shares that might be issued. Any such preferred share offering would be subject to the limits imposed by the 1940 Act. Under the requirements of the 1940 Act, the Fund must, immediately after the issuance of any preferred shares, have an "asset coverage" of at least 200%. Asset coverage means the ratio which the value of the total assets of the Fund, less all liability and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the Fund, if any, plus the aggregate liquidation preference of the preferred shares. Any preferred shares issued by the Fund would have special voting rights and a liquidation preference over the Common Shares. Issuance of preferred shares would constitute financial leverage and would entail special risks to the common shareholders. The Fund has no present intention to issue preferred shares.

BORROWINGS

The Declaration of Trust authorizes the Fund to leverage through borrowings to the extent permitted under the 1940 Act. Any such borrowings would constitute financial leverage. Under the 1940 Act, the Fund is not permitted to incur indebtedness, including through the issuance of debt securities, unless immediately thereafter the total asset value of the Fund's portfolio is at least 300% of the liquidation

--------------------------------------------------------------------------------
 40

DESCRIPTION OF CAPITAL STRUCTURE
--------------------------------------------------------------------------------

value of the outstanding indebtedness (i.e., such liquidation value may not exceed 33 1/3% of the Fund's total assets). In addition, the Fund is not permitted to declare any cash distribution on its Common Shares unless, at the time of such declaration, the net asset value of the Fund's portfolio (determined after deducting the amount of such distribution) is at least 300% of such liquidation value. If the Fund borrows money or enters into credit facility/commercial paper program, the Fund intends, to the extent possible, to retire outstanding debt, from time to time, to maintain coverage of any outstanding indebtedness of at least 300%. The Fund has no present intention to leverage through borrowings.

ANTI-TAKEOVER PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST

The Fund presently has provisions in its Agreement and Declaration of Trust and By-laws governing documents which could have the effect of limiting, in each case, (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions or (iii) the ability of the Fund's Trustees or shareholders to amend the Agreement and Declaration of Trust and By-laws or effectuate changes in the Fund's management. These provisions of the Agreement and Declaration of Trust and By-laws of the Fund may be regarded as "anti-takeover" provisions. The Board is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board. A Trustee may be removed from office (i) by a vote of the holders of at least a majority of the shares then outstanding, cast in person or by proxy at any meeting called for the purpose or (ii) by a written declaration signed by holders of not less than a majority of the shares then outstanding.

In addition, the Fund's Agreement and Declaration of Trust requires the affirmative vote of at least three-fourths of the Fund's outstanding shares of each affected class or series entitled to be cast, voting separately as a class or series, to approve, adopt or authorize certain transactions, unless the transaction has been approved by a two-thirds vote of the Trustees, in which case the affirmative vote of a majority of the aggregate number of votes entitled to be cast thereon shall be required.

The transactions subject to these special approval requirements are:

- the merger or consolidation of the Fund (in which the Fund is not the surviving party);

- the dissolution of the Fund;

- the sale of all or any substantially all of the assets of the Fund to any "person" (as defined in the 1940 Act);

- any amendment to, repeal of or adoption of any provision inconsistent with the Fund's Declaration of Trust regarding election and term of Trustees;

- any amendment to the Declaration of Trust that reduces the three-fourths vote required to authorize these transactions listed.

The Board has determined that provisions with respect to the Board and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the 1940 Act, are in the best interest of shareholders generally. Reference should be made to the Agreement and Declaration of Trust on file with the SEC for the full text of these provisions.

CONVERSION TO OPEN-END FUND

The Fund may be converted to an open-end management investment company at any time if approved by (i) the affirmative vote of at least three-fourths of the Fund's outstanding shares of each class entitled to be cast or (ii) if such conversion has been approved by a two-thirds vote of the Trustees, then approval shall require the affirmative vote of the lesser of (a) 67% or more of the outstanding voting securities of the Fund at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy or (b) more than 50% of the outstanding voting securities of the Fund. If approved in the foregoing manner, conversion of the Fund

--------------------------------------------------------------------------------

DESCRIPTION OF CAPITAL STRUCTURE
--------------------------------------------------------------------------------

could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders. The composition of the Fund's portfolio and/or its investment policies could prohibit the Fund from complying with regulations of the SEC applicable to open-end management investment companies unless significant changes in portfolio holdings and investment policies are made. In the event of conversion, the Common Shares would cease to be listed on the New York Stock Exchange or other national securities exchange or market system. The Board believes, however, that the closed-end structure is desirable, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is unlikely that the Board would vote to convert the Fund to an open-end management investment company. Common Shareholders of an open-end management investment company can require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. If converted to an open-end fund, the Fund expects to pay all redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Common Shares would be sold at net asset value plus a sales load.

--------------------------------------------------------------------------------
 42

--------------------------------------------------------------------------------

Underwriting

The Underwriters named below, acting through           , as their
representatives (the "Representatives"), have severally agreed, subject to the terms and conditions of the Underwriting Agreement with the Fund and the Adviser (the "Underwriting Agreement"), to purchase from the Fund the number of Common Shares set forth below opposite their respective names. The Underwriters are committed to purchase and pay for all such Common Shares (other than those covered by the over-allotment option described below) if any are purchased.

                UNDERWRITERS            NUMBER OF COMMON SHARES

The Fund has granted to the Underwriters an option, exercisable for 45 days from
the date of this Prospectus, to purchase up to an additional           Common
Shares to cover over-allotments, if any, at the initial offering price. The Underwriters may exercise this option solely for the purpose of covering over-allotments incurred in the sale of the Common Shares offered by this Prospectus. To the extent the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to limited conditions, to purchase the additional number of Common Shares proportionate to such Underwriter's initial commitment.

The Fund has agreed to pay a commission to the Underwriters in the amount of
$     per Common Share (4.50% of the public offering price per Common Share).
The Representatives have advised the Fund that the Underwriters may pay up to
$   per Common Share from such commission to selected dealers who sell the
Common Shares and that such dealers may reallow a concession of up to $   per
Common Share to certain other dealers who sell Common Shares. The Adviser has agreed to [(i) reimburse all organizational costs and] (ii) pay all offering
costs of the Fund (other than sales loads) that exceed $     per Common Share.
Investors must pay for any Common Shares purchased on or before           ,
2008.

The Adviser (not the Fund) may pay additional compensation or a marketing and structuring fee to certain qualifying Underwriters. The total compensation
received by the Underwriters will not exceed    % of the aggregate initial
offering price of the common shares offered hereby.

Prior to this offering, there has been no public market for the Common Shares or any other securities of the Fund. Consequently, the offering price for the Common Shares was determined by negotiation among the Fund and the Representatives. There can be no assurance, however, that the price at which Common Shares sell after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the Common Shares will develop and continue after this offering. The minimum investment requirement is 100 Common Shares ($2,000).

The Fund and the Adviser have each agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act"), except in the cases of willful misfeasance, bad faith or gross negligence or reckless disregard of applicable obligations and duties.

The Fund has agreed not to offer, sell or register with the SEC any additional equity securities of the Fund, other than issuances of Common Shares, including pursuant to the Fund's Dividend Reinvestment Plan, and issuances in connection with any preferred shares, each as contemplated in this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representatives.

--------------------------------------------------------------------------------

UNDERWRITING
--------------------------------------------------------------------------------

In connection with this offering, the Underwriters may purchase and sell Common Shares in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with this offering. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a decline in the market price of the Common Shares and syndicate short positions involve the sale by the Underwriters of a greater number of Common Shares than they are required to purchase from the Fund in this offering. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions. These activities may stabilize, maintain or otherwise affect the market price of the Common Shares, which may be higher than the price that might otherwise prevail in the open market; and these activities, if commenced, may be discontinued at any time without notice. These transactions may be effected on the New York Stock Exchange or otherwise.

The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers or dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as such brokers while they are Underwriters.

In connection with the offering, certain of the Underwriters or selected dealers may distribute Prospectuses electronically.

Dividend paying agent, transfer agent and registrar

Computershare Shareholder Services, Inc. and Computershare Trust Company, N.A. will act as the Fund's dividend paying agent, transfer agent and the registrar for the Fund's Common Shares. The principal address of the Transfer Agent is Computershare Trust Company, N.A., 250 Royall Street, Canton, Massachusetts 02021.

Custodian

State Street Bank and Trust Company will serve as custodian for the Fund. The Custodian will hold cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The principal business address of the Custodian is One Lincoln Street, Boston, Massachusetts 02111.

Legal opinions

With respect to matters of U.S. law, the validity of the Common Shares offered hereby will be passed on for the Fund by Skadden, Arps, Slate, Meagher & Flom LLP, Chicago, Illinois. Certain legal matters will be passed on for the
Underwriters by           who may rely on the opinion of Skadden, Arps, State,
Meagher & Flom LLP as to matters of Delaware law.

Reports to shareholders

The Fund will send to holders of Common Shares unaudited semi-annual and audited annual reports, including a list of investments held.

Independent registered public accounting firm

          ,           , is the Fund's independent registered public accounting
firm and will audit the Fund's financial statements.

--------------------------------------------------------------------------------
 44

Additional information

The Prospectus and the SAI do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations. The SAI can be obtained without charge by calling 1-800-847-2424.

Statements contained in this Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.
--------------------------------------------------------------------------------

Table of contents for the
statement of additional information

Investment objectives, policies and
  risks.............................    B-2
Investment restrictions.............   B-12
Management of the Fund..............   B-13
Other agreements....................   B-25
Portfolio transaction and brokerage
  allocation........................   B-26
Net asset value.....................   B-27
Description of shares...............   B-28
Repurchase of common shares.........   B-28
Tax matters.........................   B-29
Proxy voting policy and proxy voting
  record............................   B-35
Independent registered public
  accounting firm...................   B-35
Legal counsel.......................   B-36
Additional information..............   B-36
Report of independent registered
  public accounting firm............    F-1
Financial statements................    F-2
Appendix A: Proxy voting
  guidelines........................    A-1

--------------------------------------------------------------------------------

The Fund's privacy policy

WE RESPECT YOUR PRIVACY

Van Kampen Investments and the Adviser appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Privacy Policy (the "Policy") describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

--------------------------------------------------------------------------------

THE FUND'S PRIVACY POLICY
--------------------------------------------------------------------------------

- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

       A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

       B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

--------------------------------------------------------------------------------
 46

                         (VAN KAMPEN INVESTMENTS LOGO)

                                                                       APRO 1/08

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting offers to buy these securities in any jurisdiction where the offer or sale is not permitted.

                             SUBJECT TO COMPLETION        DATED OCTOBER 18, 2007
--------------------------------------------------------------------------------

(VAN KAMPEN INVESTMENTS LOGO)
                                     Van Kampen Global Equity Dividend & Income
                                     Fund

STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

Van Kampen Global Equity Dividend & Income Fund (the "Fund") is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's long-term primary investment objective is to seek current income, with a secondary objective of long-term capital appreciation.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Investment objectives, policies and
  risks.............................    B-2
Investment restrictions.............   B-12
Management of the Fund..............   B-13
Other agreements....................   B-25
Portfolio transactions and brokerage
  allocation........................   B-26
Net asset value.....................   B-27
Description of shares...............   B-28
Repurchase of common shares.........   B-28
Tax matters.........................   B-29
Proxy voting policy and proxy voting
  record............................   B-35
Independent registered public
  accounting firm...................   B-35
Legal counsel.......................   B-36
Additional information..............   B-36
Report of independent registered
  public accounting firm............    F-1
Financial statements................    F-2
Appendix A: Proxy voting
  guidelines........................    A-1

--------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED           , 2008.

This Statement of Additional Information (the "SAI") is not a prospectus and is authorized for distribution to prospective investors only if preceded or
accompanied by the Prospectus for the Fund dated           , 2008, as
supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with such Prospectus, a copy of which may be obtained without charge by contacting your financial intermediary or by calling the Fund at 1-800-847-2424. You may also obtain a copy of the Prospectus on the Securities and Exchange Commission's (the "SEC") web site (www.sec.gov).

Capitalized terms used but not defined in this SAI have the meanings ascribed to them in the Prospectus.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investment objectives, policies and risks

The following disclosure supplements the disclosure set forth under the caption "Investment objectives, principal investment strategies and risks" in the Prospectus and does not, standing alone, present a complete or accurate explanation of the matters disclosed. Readers must refer also to this caption in the Prospectus for a complete presentation of the matters disclosed below.

COMMON STOCKS

Under normal market conditions, The Fund will invest substantially (through both long and short positions) in common stocks of U.S. issuers or foreign issuers. Common stock represents an equity ownership interest in a company and is usually coupled with voting rights. At the discretion of a company's board, a company may pay dividends on its common stock.

An adverse event, such as an unfavorable earnings report or a decline in the stock market, may depress the value of a particular common stock to which the Fund has exposure. Common stock prices fluctuate for many different reasons, including the following: changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant industry or stock market; changes in management; changes in the demand for a company's services or products; and when political or economic events affecting the issuer occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Because common stock is junior to a company's debt securities and preferred stock, deterioration in the credit quality of an issuer will likely cause greater changes in the value of a company's common stock. Also, the price of an equity security, particularly a common stock, is sensitive to general movements in the stock market.

Although common stocks have historically generated higher average returns than debt securities over the long term, common stocks also have experienced significantly more volatility in those returns and in certain years have significantly underperformed relative to debt securities. Because the Fund will ordinarily have substantial exposure to common stocks, historical trends indicate that the Fund's portfolio and investment returns will be subject at times, and over time, to higher levels of volatility and market and issuer-specific risk than if it invested exclusively in debt securities.

Although the Fund will ordinarily focus on large-sized companies, the Fund may hold or have exposure to equity securities of issuers of any size (in terms of market capitalization or otherwise) and in any industry or sector. The Fund may invest in securities of companies with market capitalizations that are small compared to those of other publicly traded companies. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, more extensive manufacturing, marketing and service capabilities, more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be less liquid and subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Securities of small capitalization companies (and sometimes other companies) may be traded in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Owning large positions in this type of security involves the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if the Fund is required to liquidate its securities positions.

The Fund's investments in securities of companies with medium market capitalizations share some of the risk characteristics of investments in securities of companies with small market capitalizations

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, POLICIES AND RISKS
--------------------------------------------------------------------------------

described above, although such companies tend to have longer operating histories, broader product lines and greater financial resources, and their securities tend to be more liquid and less volatile than those of smaller capitalization issuers.

The Fund may invest in over-the-counter stocks. In contrast to the securities exchanges on which the stock of large capitalization companies trade, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies that initially satisfy certain defined standards. Generally, the volume of trading in an over-the-counter or unlisted common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which the Fund may invest may not be as great as that of other securities, and, if the Funds were to dispose of such a stock, it might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

OTHER EQUITY SECURITIES

Although the Fund intends to focus its equity investments in common stocks, it may invest or hold other types of equity securities, including depository receipts, rights, warrants, convertible securities and preferred stock. These securities have risks similar to common stock as well as other risks described in the Prospectus and this Statement of Additional Information.

Convertible Securities. Convertible securities are debt securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both debt securities and equity securities. Because most convertible securities are fixed rate instruments, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities.

Convertible securities generally have higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing current income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock.

Preferred Stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company's common stock, and thus also represent an ownership interest in that company. Preferred stock may have variable rates of return, but may also have a fixed rate of return. The value of a company's preferred stock may fall as a result of factors relating directly to that company's products or services. A preferred stock's value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of preferred stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

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Warrants and Rights.  A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Rights and warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

CALL AND PUT OPTIONS

The Fund may purchase and sell call or put options on securities that are traded on U.S. and foreign securities exchanges and in the over-the-counter ("OTC") markets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security and may require the Fund to hold a security or instrument which it might otherwise have sold. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

SELLING CALL AND PUT OPTIONS

Purpose. The principal reason for selling options is to obtain, through receipt of premiums, a greater current return than would be realized on the underlying securities alone. Such current return could be expected to fluctuate because premiums earned from an option selling program and dividend or interest income yields on portfolio securities vary as economic and market conditions change. Selling options on portfolio securities is likely to result in a higher portfolio turnover rate.

Selling Options. The purchaser of a call option pays a premium to the seller (i.e., the writer) for the right to buy the underlying security from the seller at a specified price during a certain period. The Fund would write call options only on a covered basis or for cross-hedging purposes. A call option is

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covered if, at all times during the option period, the Fund owns or has the right to acquire securities of the type that it would be obligated to deliver if any outstanding option were exercised. An option is for cross-hedging purposes if it is not covered by the security subject to the option, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In such circumstances, the Fund collateralizes the option by segregating cash and/or liquid securities in an amount at least equal to the market value of the underlying security, marked to market daily, while the option is outstanding.

The purchaser of a put option pays a premium to the seller (i.e., the writer) for the right to sell the underlying security to the writer at a specified price during a certain period. The Fund would sell put options only on a secured basis, which means that, at all times during the option period, the Fund would segregate cash and/or liquid securities in an amount at least equal to the exercise price of the option, or would hold a put on the same underlying security at an equal or greater exercise price.

Closing Purchase Transactions and Offsetting Transactions. To terminate its position as a writer of a call or put option, the Fund could enter into a "closing purchase transaction," which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously sold by the Fund. The Fund would realize a gain
(loss) if the premium plus commission paid in the closing purchase transaction is lesser (greater) than the premium it received on the sale of the option. The Fund would also realize a gain if an option it has written lapses unexercised.

The Fund could sell options that are listed on an exchange as well as options which are privately negotiated in OTC transactions. The Fund could close out its position as a seller of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of OTC options, since they can be closed out only with the other party to the transaction. Alternatively, the Fund could purchase an offsetting option, which would not close out its position as a seller, but would provide an asset of equal value to its obligation under the option sold. If the Fund is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has sold, it will be required to maintain the securities subject to the call or the collateral securing the option until a closing purchase transaction can be entered into (or the option is exercised or expires) even though it might not be advantageous to do so.

Risks of Writing Options. By selling a call option, the Fund loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by selling a put option the Fund might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.

PURCHASING CALL AND PUT OPTIONS

The Fund could purchase call options to protect against anticipated increases in the prices of securities it wishes to acquire. Alternatively, call options could be purchased for capital appreciation. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, the Fund could benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, the Fund would bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired.

Put options may be purchased to protect against anticipated declines in the market value of either specific portfolio securities or of the Fund's assets generally. Alternatively, put options may be purchased for capital appreciation in anticipation of a price decline in the underlying security and a

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corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options. In any case, the purchase of options for capital appreciation would increase the Fund's volatility by increasing the impact of changes in the market price of the underlying securities on the Fund's net asset value.

STRATEGIC TRANSACTIONS

In addition to the Fund's option-writing strategy, the Fund may, but is not required to, use various investment strategies as described below ("Strategic Transactions") to earn income, to facilitate portfolio management and to mitigate risks. Techniques and instruments may change over time as new instruments and strategies are developed or as regulatory changes occur. Although the Adviser seek to use such transactions to further the Fund's investment objectives, no assurance can be given that the use of these transactions will achieve this result. The Fund's activities involving Strategic Transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code" or "Code"), for qualification as a regulated investment company.

FUTURES CONTRACTS

The Fund may engage in transactions involving futures contracts and options on futures contracts in accordance with the rules and interpretations of the Commodity Futures Trading Commission (the "CFTC") under which the Fund would be exempt from registration as a "commodity pool." An index futures contract is an agreement pursuant to which two parties agree to take and make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at a specified time and the price at which the futures contract originally was struck. No physical delivery of the underlying securities in the index is made. An interest rate futures contract is an agreement pursuant to which a party agrees to take or make delivery of a specified debt security (such as U.S. Treasury bonds or notes) or to take or make delivery of cash based upon the change in value of a basket or index of securities at a specified future time and at a specified price. Interest rate futures contracts also include cash settlement contracts based upon a specified interest rate such as the London interbank offering rate for dollar deposits or LIBOR.

Initial and Variation Margin. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, the Fund is required to deposit an amount of cash and/or liquid securities equal to a percentage (which will normally range between 1% and 10%) of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act or with its custodian in an account in the broker's name. This amount is known as initial margin. The nature of initial margin in futures contract transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the initial margin account, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market. At any time prior to expiration of the futures contract, the Fund may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

Futures Contract Strategies. When the Fund anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Fund is otherwise fully invested ("anticipatory hedge"). Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual securities, which may be

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purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. The Fund may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's securities ("defensive hedge"). To the extent that the Fund's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts would substantially reduce the risk to the Fund of a market decline and, by so doing provides an alternative to the liquidation of securities positions in the Fund. Ordinarily transaction costs associated with futures contract transactions are lower than transaction costs that would be incurred in the purchase and sale of the underlying securities.

Special Risks Associated with Futures Contract Transactions. There are several risks connected with the use of futures contracts. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities or index; the risk of market distortion; the risk of illiquidity; and the risk of error in anticipating price movement. There may be an imperfect correlation (or no correlation) between movements in the price of the futures contracts and of the securities being hedged. The risk of imperfect correlation increases as the composition of the securities being hedged diverges from the securities upon which the futures contract is based. If the price of the futures contract moves less than the price of the securities being hedged, the hedge will not be fully effective. To compensate for the imperfect correlation, the Fund could buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the securities being hedged is greater than the historical volatility of the securities underlying the futures contract. Conversely, the Fund could buy or sell futures contracts in a lesser dollar amount than the dollar amount of securities being hedged if the historical volatility of the securities being hedged is less than the historical volatility of the securities underlying the futures contracts. It is also possible that the value of futures contracts held by the Fund could decline at the same time as portfolio securities being hedged; if this occurred, the Fund would lose money on the futures contract in addition to suffering a decline in value in the portfolio securities being hedged.

There is also the risk that the price of futures contracts may not correlate perfectly with movements in the securities or index underlying the futures contract due to certain market distortions. First, all participants in the futures contract market are subject to margin depository and maintenance requirements. Rather than meet additional margin depository requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the futures contract market and the securities or index underlying the futures contract. Second, from the point of view of speculators, the deposit requirements in the futures contract market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures contract markets may cause temporary price distortions. Due to the possibility of price distortion in the futures contract markets and because of the imperfect correlation between movements in futures contracts and movements in the securities underlying them, a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

There is also the risk that futures contract markets may not be sufficiently liquid. Futures contracts may be closed out only on an exchange or board of trade that provides a market for such futures contracts. Although the Fund intends to purchase or sell futures contracts only on exchanges and boards of trade where there appears to be an active secondary market, there can be no assurance that an active secondary market will exist for any particular contract or at any particular time. In the event of such illiquidity, it might not be possible to close a futures contract position and, in the event of adverse price movement, the Fund would continue to be required to make daily payments of variation margin. Since the securities being hedged would not be sold until the related futures contract is sold, an increase, if any, in the price of the securities may to some extent offset losses on the related futures contract. In such event, the Fund would lose the benefit of the appreciation in value of the securities.

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Successful use of futures contracts is also subject to the Adviser's ability to correctly predict the direction of movements in the market. For example, if the Fund hedges against a decline in the market, and market prices instead advance, the Fund will lose part or all of the benefit of the increase in value of its securities holdings because it will have offsetting losses in futures contracts. In such cases, if the Fund has insufficient cash, it may have to sell portfolio securities at a time when it is disadvantageous to do so to meet the daily variation margin.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures contract exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures contract positions and subjecting some futures contract traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

OPTIONS ON FUTURES CONTRACTS

The Fund could also purchase and write options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option period. As a writer of an option on a futures contract, the Fund would be subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by the Fund are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures contract position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The Fund could purchase put options on futures contracts in lieu of, and for the same purposes as the sale of a futures contract; at the same time, it could write put options at a lower strike price (a "put bear spread") to offset part of the cost of the strategy to the Fund. The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contracts.

Risks of Transactions in Options on Futures Contracts. In addition to the risks described above which apply to all options transactions, there are several special risks relating to options on futures contracts. The Adviser will not purchase options on futures contracts on any exchange unless in the Adviser's opinion, a liquid secondary exchange market for such options exists. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances, such as when there is no movement in the price of the underlying security or index, when the use of an option on a future contract would result in a loss to the Fund when the use of a future contract would not.

COMBINED TRANSACTIONS

The Fund may enter into multiple transactions, including multiple options transactions, multiple futures contracts transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures contracts, options, currency and

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interest rate transactions ("component" transactions), instead of a single
Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

ADDITIONAL RISKS OF OPTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may write.

In the event of the bankruptcy of a broker through which the Fund engages in transactions in options, futures contracts or options on futures contracts, the Fund could experience delays and/or losses in liquidating open positions purchased or incur a loss of all or part of its margin deposits. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Adviser.

In addition, futures contracts, and options on futures contracts may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal, and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.

FOREIGN CURRENCY TRANSACTIONS

The Fund may purchase and write options on foreign currencies in a manner similar to that in which forward contracts or futures contracts on foreign currencies will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. To protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted. Conversely, where a rise in the dollar value of a foreign currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

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The Fund may write options on foreign currencies for the same types of purposes.
For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. Similarly, instead of purchasing a call option to protect against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to protect against such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market (conducted directly between currency traders, usually large commercial banks, and their customers) involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The Fund may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to protect against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by segregating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

Options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, subject to SEC regulation. Similarly, options on currencies may be traded OTC. In an OTC trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could, therefore, continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option

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writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

SWAP TRANSACTIONS

The Fund may enter into swap transactions as well as options thereon.

Total return swaps are used as substitutes for owning the physical securities that compose a given market index, or to obtain non-leveraged exposure in markets where no physical securities are available. Total return swaps provide the Fund with the additional flexibility of gaining exposure to a market or sector index by using the most cost-effective vehicle available. Total return swaps provide the Fund with the opportunity to actively manage the cash maintained by the Fund as a result of not having to purchase securities to replicate a given index.

A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of the market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used.

USE OF SEGREGATED AND OTHER ACCOUNTS

Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash and/or liquid securities to the extent Fund obligations are not otherwise "covered" as described above. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, POLICIES AND RISKS
--------------------------------------------------------------------------------

must be covered at all times by the securities, instruments or currency required to be delivered (or securities convertible into the needed securities without additional consideration), or, subject to any regulatory restrictions, the Fund must segregate cash and/or liquid securities in an amount at least equal to the current amount of the obligation. In the case of a futures contract or an option on a futures contract, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash and/or liquid securities sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund also may enter into offsetting transactions so that its combined position, coupled with any segregated cash and/or liquid securities, equals its net outstanding obligation.
--------------------------------------------------------------------------------

Investment restrictions

The following are fundamental investment restrictions of the Fund and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the 1940 Act means the lesser of (i) 67% or more of the Fund's voting securities present at a meeting at which more than 50% of the Fund's outstanding voting securities are present or represented by proxy or (ii) more than 50% of the Fund's outstanding voting securities). Except as otherwise noted, all percentage limitations set forth below apply immediately after a purchase and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action. With respect to the limitations on the issuance of senior securities and in the case of borrowings, the percentage limitations apply at the time of issuance and on an ongoing basis. The Fund may not:

       1. Invest in a manner inconsistent with its classification as a "diversified company" as provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

       2. Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

       3. Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of loans or portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

       4. Invest in any security if, as a result, 25% or more of the value of the Fund's total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions (however, not including private purpose industrial development bonds issued on behalf of non-government issuers), or (b) as otherwise provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

--------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

       5. Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

       6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

       7. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

       The latter part of certain of the Fund's fundamental investment restrictions (i.e., the references to "as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time") provide the Fund with flexibility to change its limitations in connection with changes in applicable law, rules, regulations or exemptive relief. The language used in these restrictions provides the necessary flexibility to allow the Fund's Board to respond efficiently to these kinds of developments without the delay and expense of a shareholder meeting.

Management of the Fund

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by the trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), the Adviser, Van Kampen Distributors Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve three year terms or until their successors are duly elected and qualified. Officers are annually elected by the Trustees.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

NAME, AGE AND                                       TERM OF OFFICE   PRINCIPAL                     NUMBER OF FUNDS IN
ADDRESS OF                       POSITION(S) HELD   AND LENGTH OF    OCCUPATIONS(S)                FUND COMPLEX
INDEPENDENT TRUSTEE(1)           WITH FUND(1)       TIME SERVED      DURING PAST 5 YEARS           OVERSEEN BY TRUSTEE

NAME, AGE AND
ADDRESS OF                       OTHER DIRECTORSHIPS
INDEPENDENT TRUSTEE(1)           HELD BY TRUSTEE

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INTERESTED TRUSTEE

NAME, AGE AND                                       TERM OF OFFICE   PRINCIPAL                     NUMBER OF FUNDS IN
ADDRESS OF                       POSITION(S) HELD   AND LENGTH OF    OCCUPATIONS(S)                FUND COMPLEX
INTERESTED TRUSTEE               WITH FUND          TIME SERVED      DURING PAST 5 YEARS           OVERSEEN BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------

Ronald E. Robison (68)              Trustee,         Trustee since   President of funds in the            --
1221 Avenue of the Americas         President and    2007            Fund Complex since September
New York, NY 10020                  Principal                        2005 and Principal Executive
                                    Executive                        Officer of funds in the Fund
                                    Officer                          Complex since May 2003.
                                                                     Managing Director of Van
                                                                     Kampen Advisors Inc. since
                                                                     June 2003. Director of
                                                                     Investor Services since
                                                                     September 2002. Director of
                                                                     the Adviser, Van Kampen
                                                                     Investments and Van Kampen
                                                                     Exchange Corp. since January
                                                                     2005. Managing Director of
                                                                     Morgan Stanley and Morgan
                                                                     Stanley & Co. Incorporated.
                                                                     Managing Director and
                                                                     Director of Morgan Stanley
                                                                     Investment Management Inc.
                                                                     Chief Administrative
                                                                     Officer, Managing Director
                                                                     and Director of Morgan
                                                                     Stanley Investment Advisors
                                                                     Inc. and Morgan Stanley
                                                                     Services Company Inc.
                                                                     Managing Director and
                                                                     Director of Morgan Stanley
                                                                     Distributors Inc. and Morgan
                                                                     Stanley Distribution Inc.
                                                                     Chief Executive Officer and
                                                                     Director of Morgan Stanley
                                                                     Trust. Executive Vice
                                                                     President and Principal
                                                                     Executive Officer of the
                                                                     Institutional and Retail
                                                                     Morgan Stanley Funds.
                                                                     Director of Morgan Stanley
                                                                     SICAV. Previously, Chief
                                                                     Global Operations Officer of
                                                                     Morgan Stanley Investment
                                                                     Management Inc. and
                                                                     Executive Vice President of
                                                                     funds in the Fund Complex
                                                                     from May 2003 to September
                                                                     2005.

NAME, AGE AND
ADDRESS OF                       OTHER DIRECTORSHIPS
INTERESTED TRUSTEE               HELD BY TRUSTEE
-------------------------------

Ronald E. Robison (68)            None
1221 Avenue of the Americas
New York, NY 10020

------------

 +   As indicated above, Ms.           is an employee of Heidrick and Struggles,
     an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by
     professionals at Heidrick without any involvement by Ms.           .
     Ethical wall procedures exist to ensure that Ms.           will not have
     any involvement with any searches performed by Heidrick for Morgan Stanley.
     Ms.           does not receive any compensation, directly or indirectly,
     for searches performed by Heidrick for Morgan Stanley. Ms.           does
     own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

 * Such trustee is an "interested person" (within the meaning of section 2(a)(19) of the 1940 Act) of the funds in the Fund Complex by reason of each of he and his firm currently providing legal services to such funds in the Fund Complex.

(1) After a trustee's initial term, each trustee is expected to serve a three-year term concurrent with the class of trustees for which he serves:

     -- Messrs.           ,           and           , as Class I trustees, are
        expected to stand for re-election at the Fund's 2008 annual meeting of shareholders.

     -- Messrs.           and           and           , as Class II trustees,
        are expected to stand for re-election at the Fund's 2009 annual meeting of shareholders.

     -- Messrs.           ,           and           , as Class III trustees, are
        expected to stand for re-election at the Fund's 2010 annual meeting of shareholders.

OFFICERS

                                                       TERM OF OFFICE  PRINCIPAL
                                   POSITION(S) HELD    AND LENGTH OF   OCCUPATION(S)
NAME, AGE, AND ADDRESS OF OFFICER  WITH FUND           TIME SERVED     DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------

Ronald E. Robison (68)             Trustee President   Officer since   President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas        and                 2007            and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020                 Principal                           since May 2003. Managing Director of Van Kampen Advisors
                                   Executive                           Inc. since June 2003. Director of Investor Services since
                                   Officer                             September 2002. Director of the Adviser, Van Kampen
                                                                       Investments and Van Kampen Exchange Corp. since January
                                                                       2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                       & Co. Incorporated. Managing Director and Director of Morgan
                                                                       Stanley Investment Management Inc. Chief Administrative
                                                                       Officer, Managing Director and Director of Morgan Stanley
                                                                       Investment Advisors Inc. and Morgan Stanley Services Company
                                                                       Inc. Managing Director and Director of Morgan Stanley
                                                                       Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                       Executive Officer and Director of Morgan Stanley Trust.
                                                                       Executive Vice President and Principal Executive Officer of
                                                                       the Institutional and Retail Morgan Stanley Funds. Director
                                                                       of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                       Officer of Morgan Stanley Investment Management Inc. and
                                                                       Executive Vice President of funds in the Fund Complex from
                                                                       May 2003 to September 2005.

Stefanie V. Chang (40)             Vice President      Officer since   Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas        and Secretary       2007            Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                     Complex.


COMPENSATION

Each trustee who is not an affiliated person (as defined in the 1940 Act) of Van Kampen Investments, the Adviser or the Distributor (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to funds in the Fund Complex. Each fund in the Fund Complex (except Van Kampen Exchange Fund) provides a deferred compensation plan to its Non-Affiliated Trustees that allows such trustees to defer receipt of their compensation until retirement and earn a return on such deferred amounts. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of the Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

Deferring compensation has the same economic effect as if the Non-Affiliated Trustee reinvested his compensation into the funds. Each fund in the Fund Complex (except Van Kampen Exchange Fund) provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met. Under the retirement plan, a Non-Affiliated Trustee who is receiving compensation from the Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit per year for each of the 10 years following such retirement from the Fund. Non-Affiliated Trustees retiring prior to the age of 60 or with fewer than 10 years but more than five years of service may receive reduced retirement benefits from the Fund.

Additional information regarding compensation and benefits for trustees is set forth below for the periods described in the notes accompanying the table.

COMPENSATION TABLE

                                                                     FUND COMPLEX
                                                ------------------------------------------------------
                                                  ESTIMATED
                                                  AGGREGATE
                                    AGGREGATE    PENSION OR
                                 COMPENSATION    RETIREMENT   AGGREGATE ESTIMATED
                                       BEFORE      BENEFITS        MAXIMUM ANNUAL   TOTAL COMPENSATION
                                     DEFERRAL    ACCRUED AS     BENEFITS FROM THE      BEFORE DEFERRAL
                                         FROM       PART OF     FUND COMPLEX UPON            FROM FUND
NAME                              THE FUND(1)   EXPENSES(2)         RETIREMENT(3)           COMPLEX(4)
------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

INTERESTED TRUSTEE


------------

(1) The amounts shown in this column represent an estimate of the aggregate compensation before deferral with respect to the Fund's first full fiscal year.

(2) The amounts shown in this column represent the sum of the retirement benefits accrued by the operating funds in the Fund Complex for each of the trustees for the funds' respective fiscal years ended in 2006. The retirement plan is described above the Compensation Table.

(3) For each trustee, this is the sum of the estimated maximum annual benefits payable by the funds in the Fund Complex as of the date of this Statement of Additional Information for each year of the 10-year period commencing in the year of such trustee's anticipated retirement. The retirement plan is described above the Compensation Table.

(4) The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2007 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

BOARD COMMITTEES

The Board of Trustees' has three committees, an audit committee, a governance committee and a brokerage and services committee. Each of the Board's committees are comprised solely of "Independent Trustees," which is defined for purposes herein as trustees who: (1) are not "interested persons" of the Fund as defined by the 1940 Act and (2) are "independent" of the Fund as defined by the New York Stock Exchange, American Stock Exchange and Chicago Stock Exchange listing standards. In addition to being Independent Trustees as defined above, each of these trustees also meets the additional independence requirements for audit committee members and nominating committee members as defined by the New York Stock Exchange, American Stock Exchange and Chicago Stock Exchange listing standards.

The Board's audit committee consists of Messrs.           . The audit committee
makes recommendations to the Board of Trustees concerning the selection of the Fund's independent registered public accounting firm, reviews with such independent registered public accounting firm the scope and results of the Fund's annual audit and considers any comments which the independent registered public accounting firm may have regarding the Fund's financial statements, accounting records or internal controls. The Board of Trustees has adopted a formal written charter for the audit committee which sets forth the audit committee's responsibilities. Each member of the Fund's audit committee is deemed an audit committee financial expert.

The Board's governance committee consists of Messrs.           . The governance
committee identifies individuals qualified to serve as Independent Trustees on the Board and on committees of the Board, advises the Board with respect to Board composition, procedures and committees, develops and recommends to the Board a set of corporate governance principles applicable to the Fund, monitors corporate governance matters and makes recommendations to the Board, and acts as the administrative committee with respect to Board policies and procedures, committee policies and procedures and codes of ethics. The Independent Trustees of the Fund select and nominate any other nominee Independent Trustees for the Fund. While the Independent Trustees of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Board of Trustees as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below.

The Board's brokerage and services committee consists of Mesdames           and
Mr.           . The brokerage and services committee reviews the Fund's
allocation of brokerage transactions, if any, and reviews transfer agency and shareholder servicing arrangements.

SHAREHOLDER COMMUNICATIONS

Shareholders may send communications to the Board of Trustees. Shareholders should send communications intended for the Board by addressing the communication directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund's office or directly to such Board member(s) at the address specified for such trustee above. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

SHARE OWNERSHIP

As of December 31, 2006, the most recently completed calendar year prior to the date of this Statement of Additional Information, no shares of the Fund had been issued, thus no trustees show any ownership in the Fund. As of such date, excluding deferred compensation balances as described in the Compensation Table, each trustee of the Fund beneficially owned equity securities of all of the funds in the Fund Complex overseen by the trustee in the dollar range amounts specified below.

2006 TRUSTEE BENEFICIAL OWNERSHIP OF SECURITIES

INDEPENDENT TRUSTEES

                                                                    TRUSTEES
                          ---------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY
  SECURITIES IN THE
  FUND..................      none      none      none      none      none      none      none          none       none
AGGREGATE DOLLAR RANGE
  OF EQUITY SECURITIES
  IN ALL REGISTERED
  INVESTMENT COMPANIES
  OVERSEEN BY TRUSTEE IN
  THE FUND COMPLEX......

INTERESTED TRUSTEE

                                                              TRUSTEE
                                                              --------
----------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND...............      none
AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
  REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN THE
  FUND COMPLEX..............................................

As of December 31, 2006, the most recently completed calendar year prior to the date of this Statement of Additional Information, no shares of the Fund had been issued, thus no trustees show any ownership in the Fund. As of such date, including deferred compensation balances (which are amounts deferred and thus retained as described in the Compensation Table), each trustee of the Fund had in the aggregate, combining beneficially owned equity securities and deferred compensation all of the funds in the Fund Complex overseen by the trustee, the dollar range amounts specified below.

2006 TRUSTEE BENEFICIAL OWNERSHIP AND DEFERRED COMPENSATION

INDEPENDENT TRUSTEES

                                                                    TRUSTEES
                          ---------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY
  SECURITIES AND
  DEFERRED COMPENSATION
  IN THE FUND...........      none      none      none      none      none      none      none          none       none
AGGREGATE DOLLAR RANGE
  OF EQUITY SECURITIES
  AND DEFERRED
  COMPENSATION IN ALL
  REGISTERED INVESTMENT
  COMPANIES OVERSEEN BY
  TRUSTEE IN THE FUND
  COMPLEX...............

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

'INTERESTED TRUSTEE

                                                              TRUSTEE
                                                              --------
----------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES AND DEFERRED COMPENSATION
  IN THE FUND...............................................      none
AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES AND DEFERRED
  COMPENSATION IN ALL REGISTERED INVESTMENT COMPANIES
  OVERSEEN BY TRUSTEE IN THE FUND COMPLEX...................

As of        , 2007, trustees and officers of the Fund as a group owned less than 1% of the Shares.

CODES OF ETHICS

The Fund and the Adviser have adopted a Codes of Ethics (the "Codes of Ethics") that sets forth general and specific standards relating to the securities trading activities of their employees. The Codes of Ethics do not prohibit employees from acquiring securities that may be purchased or held by the Fund, but are intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of the Fund or other Van Kampen funds, or that such employees take unfair advantage of their relationship with the Fund. Among other things, the Codes of Ethics prohibits certain types of transactions absent prior approval, imposes various trading restrictions (such as time periods during which personal transactions may or may not be made) and requires quarterly reporting of securities transactions and other reporting matters. All reportable securities transactions and other required reports are to be reviewed by appropriate personnel for compliance with the Codes of Ethics. Additional restrictions apply to portfolio managers, traders, research analysts and others who may have access to non-public information about the trading activities of the Fund or other Van Kampen funds or who otherwise are involved in the investment advisory process. Exceptions to these and other provisions of the Codes of Ethics may be granted in particular circumstances after review by appropriate personnel. The Code of Ethics can be reviewed and copied at the SEC's public reference room in Washington, DC (call 1-202-551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site www.sec.gov; or, upon payment of copying fees, by writing the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

ADVISER

The Fund's investment adviser is Van Kampen Asset Management. The Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley. The Adviser's principal office is located at 522 Fifth Avenue, New York, New York 10036.

INVESTMENT ADVISORY AGREEMENT

The Fund and the Adviser are parties to an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Fund retains the Adviser to manage the investment of the Fund's assets, including and placing of orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates economic, statistical and financial information to formulate strategy and implement the Fund's investment objectives. The Adviser also furnishes offices, necessary facilities and equipment, renders periodic reports to the Fund's Board of Trustees and permits its officers and employees to serve without compensation as trustees or officers of the Fund if elected to such positions.

Under the terms of the Advisory Agreement, the Adviser will supervise the investment activities of the Fund; obtain and evaluate such information and advice relating to the economy, securities, securities markets and commodities markets as it deems necessary or useful to discharge its duties under the Advisory Agreement; continuously manage the assets of the Fund in a manner consistent with the

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

investment objectives and policies of the Fund; determine the securities to be purchased, sold or otherwise disposed of by the Fund and the timing of such purchases, sales and dispositions; and shall take such further action, including the placing of purchase and sale orders on behalf of the Fund, as the Adviser shall deem necessary or appropriate. The Adviser will also furnish to or place at the disposal of the Fund the information, evaluations, analyses and opinions formulated or obtained by the Adviser in the discharge of its duties as the Fund may, from time to time, reasonably request.

The Fund will pay all of its other expenses, including, among others, legal fees and expenses of counsel to the Fund; auditing and accounting expenses; taxes and governmental fees; listing fees; dues and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's custodians, transfer agents and registrars; fees and expenses with respect to administration, except as may be provided otherwise pursuant to administration agreements; expenses for portfolio pricing services by a pricing agent, if any; other expenses in connection with the issuance, offering and underwriting of shares issued by the Fund; expenses relating to investor and public relations; expenses of registering or qualifying securities of the Fund for public sale; freight, insurance and other charges in connection with the shipment of the Fund's portfolio securities; brokerage commissions and other costs of acquiring or disposing of any portfolio holding of the Fund; expenses of preparation and distribution of reports, notices and dividends to shareholders; expenses of the dividend reinvestment plan (except for brokerage expenses paid by participants in such plan); costs of stationery; any litigation expenses; and costs of shareholders' and other meetings.

For services under the Advisory Agreement, the Adviser is paid a fee computed
daily and payable monthly at an annual rate of    % of the Fund's average daily
net assets.

Under the Advisory Agreement, the Adviser is permitted to provide investment advisory services to other clients. Conversely, information furnished by others to the Adviser in the course of providing services to clients other than the Fund may be useful to the Adviser in providing services to the Fund.

The Advisory Agreement will continue for an initial term of two years and may be continued thereafter from year to year provided such continuance is specifically approved at least annually by (i) a vote of a majority of those members of the Board of Trustees who are not "interested persons" of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval and (ii) by a majority vote of either the Fund's Board of Trustees or the Fund's outstanding voting securities. The Advisory Agreement may be terminated at any time without payment of penalty by the Fund or by the Adviser upon 60 days' written notice. The Advisory Agreement will automatically terminate in the event of its assignment, as defined under the 1940 Act.

The Advisory Agreement provides that the Adviser will not be liable for any act or omission, error of judgment or mistake of law, or for any loss suffered by the Fund in connection with matters to which the Advisory Agreement relates, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its obligations and duties under the Advisory Agreement.

LITIGATION INVOLVING THE ADVISER

The Adviser and one of the investment companies advised by the Adviser are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the investment company by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006,

--------------------------------------------------------------------------------
                                                                            B-21
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MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

pursuant to an order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the federal district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In July 2007, the district court granted plaintiff's motion to remand the case back to Illinois state court. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the Fund's Advisory Agreement be approved both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On November   , 2007, the Board of Trustees, and the independent Trustees voting separately, considered and ultimately determined that the terms of the Advisory Agreement are fair and reasonable and approved the Advisory Agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the Adviser at the request of the Board and Fund counsel relating to the Advisory Agreement review process. The Board also considered information received about the investment strategy, portfolio management team and projected fees and expenses of the Fund. The Board of Trustees considered the Advisory Agreement over two meetings and the trustees held sessions both with the Adviser and separate from the Adviser in reviewing and considering the Advisory Agreement.

In approving the Advisory Agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services to be provided by the Adviser, the projected fees and expenses of the Fund compared to other similar funds and other products, the Adviser's projected expenses in providing the services and the projected profitability of the Adviser and its affiliated companies. The Board of Trustees considered the extent to which economies of scale, if any, could be experienced in managing the Fund and noted the lack of proposed breakpoints given the proposed nature of the Fund's portfolio. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus projected assets of the Fund. The Board of Trustees evaluated other benefits the Adviser or its affiliates may derive from their relationship with the Fund. The Board of Trustees discussed the financial strength of the Adviser and its affiliates and the capability of its personnel, and specifically the strength and background of the portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services to be Provided. The Board of Trustees considered and will continue to consider the roles and responsibilities of the Adviser and for those specific portfolio managers, support and trading functions anticipated to be servicing the Fund. The trustees discussed with the Adviser the resources available in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in the Prospectus. The trustees also discussed certain other services which are provided on a cost-reimbursement basis by the Adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services to be provided by the Adviser support its decision to approve the Advisory Agreement.

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 B-22
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MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

Projected Fees and Expenses of the Fund. The Board of Trustees reviewed the projected fees and expenses of the Fund compared to its peers. The trustees discussed with the Adviser the performance goals in managing the Fund. When considering a fund's performance, the trustees noted their expected emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance). The trustees discussed with the Adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the Adviser and others in the marketplace. The trustees reviewed not only the proposed advisory fee arrangement but other projected fees and expenses (whether paid to the Adviser, its affiliates or others) and the Fund's overall projected expense ratio. The Fund discloses more information about its fees and expenses in the Prospectus. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the Advisory Agreement.

Expenses in Providing the Service and Profitability. At least annually, the trustees expect to review the expenses in providing services to the Fund and the profitability of the Adviser. With respect to other Van Kampen funds, these profitability reports have been put together by the Adviser with the oversight of a special ad hoc committee of the board. In connection with the Fund, the trustees discussed the projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, other costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the projected expenses in providing the service and the projected profitability support its decision to approve the Advisory Agreement.

Economies of Scale. The Board of Trustees considered the projected size and growth prospects of the Fund and how that relates to the Fund's expense ratio. The trustees discussed how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee arrangement is appropriate relative to projected asset levels. The Board has determined that its review of the potential economies of scale of the Fund support its decision to approve the Advisory Agreement.

PORTFOLIO MANAGEMENT

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

As of           2007, Sandip Bhagat managed seven registered investment
companies with a total of approximately $   billion in assets;    pooled
investment vehicles other than registered investment companies with a total of
approximately $   million in assets; and other accounts with a total of
approximately $   billion in assets. Of these other accounts, one account with a
total of approximately $   million in assets, had performance based fees.

As of           2007 Feng Chang managed seven registered investment companies
with a total of approximately $   billion in assets; no pooled investment
vehicles other than registered investment companies; and no other accounts.

POTENTIAL CONFLICTS OF INTEREST OF THE ADVISER

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser's employee benefits

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser has adopted trade allocation and other policies and procedures that they believe are reasonably designed to address these and other conflicts of interest.

THE ADVISER'S PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers of the Adviser receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

Base Salary Compensation. Generally, portfolio managers of the Adviser receive base salary compensation based on the level of their position with the Adviser.

Discretionary Compensation. In addition to base compensation, portfolio managers of the Adviser may receive discretionary compensation. Discretionary compensation can include:

Cash Bonus.

- Morgan Stanley's Long-Term Incentive Compensation Awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards or other investments based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

- Investment Management Alignment Plan (IMAP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

- Voluntary Deferred Compensation Plans--voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation for a portfolio manager of the Adviser, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

- Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for the one-, three-and five-year periods measured against an appropriate securities market index (or indices) for the funds/accounts managed by the portfolio manager. In the case of the Fund, the Fund's investment performance will be measured against the Lipper Loan Participation Funds. Other funds/accounts managed by the same portfolio manager may be measured against this same index, if appropriate, or against another index (or indices) that is deemed a more appropriate size-and/or style-specific to such fund/account as disclosed in such fund's/account's disclosure materials or guidelines. The assets managed by the portfolio managers in funds, pooled investment vehicles and other accounts are described above under "Other Accounts Managed by the Portfolio Managers." Generally, the greatest weight is placed on the three-and five-year periods.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

- Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

- Contribution to the business objectives of the Adviser.

- The dollar amount of assets managed by the portfolio manager.

- Market compensation survey research by independent third parties.

- Other qualitative factors, such as contributions to client objectives.

- Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

As of           , 2008, none of the portfolio managers owned any securities of the Fund.

Other agreements

ACCOUNTING SERVICES AGREEMENT

The Fund has entered into an accounting services agreement with the Adviser pursuant to which the Adviser provides accounting services to the Fund supplementary to those provided by the custodian. Such services are expected to enable the Fund to more closely monitor and maintain its accounts and records. The Fund pays all costs and expenses related to such services, including all salary and related benefits of accounting personnel, as well as the overhead and expenses of office space and the equipment necessary to render such services. The Fund shares together with the other Van Kampen funds in the cost of providing such services with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such costs based proportionately on the respective net assets per fund.

LEGAL SERVICES AGREEMENT

The Fund and certain other Van Kampen funds advised by the Adviser or its affiliates have entered into a Legal Services Agreement pursuant to which Van Kampen Investments provides legal services, including without limitation: accurate maintenance of the funds' minute books and records, preparation and oversight of the funds' regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the funds for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurance and other regular wages for the employment of personnel. Other funds advised by the Adviser also receive legal services from Van Kampen Investments. Of the total costs for legal services provided to funds advised by the Adviser or its affiliates, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.

CHIEF COMPLIANCE OFFICER EMPLOYMENT AGREEMENT

The Fund has entered into an employment agreement with John Sullivan and Morgan Stanley pursuant to which Mr. Sullivan, an employee of Morgan Stanley, serves as Chief Compliance Officer of the Fund and other Van Kampen funds. The Fund's Chief Compliance Officer and his staff are responsible for administering the compliance policies and procedures of the Fund and other Van Kampen funds. The Fund reimburses Morgan Stanley for the costs and expenses of such services, including compensation and benefits, insurance, occupancy and equipment, information processing and communication, office services, conferences and travel, postage and shipping. The Fund shares together

--------------------------------------------------------------------------------

OTHER AGREEMENTS
--------------------------------------------------------------------------------

with other Van Kampen funds in the cost of providing such services with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such costs based proportionately on the respective net assets per fund.

Portfolio transactions and brokerage allocation

The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions. While the Adviser will be primarily responsible for the placement of the Fund's portfolio business, the policies and practices in this regard are subject to review by the Fund's Board of Trustees.

The Adviser is responsible for placing portfolio transactions and it does so in a manner deemed fair and reasonable to the Fund and not according to any formula. The primary consideration in all portfolio transactions is prompt execution of orders in an effective manner at the most favorable price. In selecting broker-dealers and in negotiating prices and any brokerage commissions on such transactions, the Adviser considers the firm's reliability, integrity and financial condition and the firm's execution capability, the size and breadth of the market for the security, the size of and difficulty in executing the order, and the best net price. There may be instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration may be given to those firms which supply research and other services in addition to execution services. The Adviser is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such services if the Adviser determines that such commissions are reasonable in relation to the overall services provided. No specific value can be assigned to such research services which are furnished without cost to the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to the Fund and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to reduce its expenses materially. The investment advisory fee is not reduced as a result of the Adviser's receipt of such research services. Services provided may include
(a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing all of its advisory accounts; not all of such services may be used by the Adviser in connection with the Fund.

The Adviser also may place portfolio transactions, to the extent permitted by law, with brokerage firms affiliated with the Fund or the Adviser if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms. Similarly, to the extent permitted by law and subject to the same considerations on quality of execution and comparable commission rates, the Adviser may direct an executing broker to pay a portion or all of any commissions, concessions or discounts to a firm supplying research or other services.

The Adviser may place portfolio transactions at or about the same time for other advisory accounts, including other investment companies. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations among the Fund and other advisory accounts, the main factors considered by the Adviser are the respective sizes of the Fund and other advisory accounts, the respective investment objectives, the relative size of portfolio holdings of

--------------------------------------------------------------------------------

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION
--------------------------------------------------------------------------------

the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for recommending the investment.

Certain broker-dealers, through which the Fund may effect securities transactions, are affiliated persons (as defined in the 1940 Act) of the Fund or affiliated persons of such affiliates, including Morgan Stanley or its subsidiaries. The Fund's Board of Trustees has adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which require that the commissions paid to affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the trustees will consider from time to time whether the advisory fee for the Fund will be reduced by all or a portion of the brokerage commission paid to affiliated brokers.

The placing and execution of orders for the Fund also is subject to restrictions under U.S. securities laws, including certain prohibitions against trading among the Fund and its affiliates (including the Adviser or its affiliates). The Fund may utilize affiliates of the Adviser in connection with the purchase or sale of securities in accordance with rules adopted or exemptive orders granted by the SEC when the Adviser believe that the charge for the transaction does not exceed usual and customary levels. In addition, the Fund may purchase securities in a placement for which affiliates of the Adviser have acted as agent to or for issuers, consistent with applicable rules adopted by the SEC or regulatory authorization, if necessary. The Fund will not purchase securities from or sell securities to any affiliate of the Adviser acting as principal. The Adviser is prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of advised investment companies.

Net asset value

The net asset value per share of the Fund's shares is determined no less frequently than the close of business on the last business day of each week by calculating the total value of the Fund's assets, deducting its total liabilities, and dividing the result by the number of common shares outstanding. The Fund reserves the right to calculate the net asset value more frequently if deemed desirable.

Securities will be valued by the Fund following valuation guidelines established and periodically reviewed by the Fund's Board of Trustees. Under the valuation guidelines, securities for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes and all other loans, securities and assets of the Fund are valued at fair value in good faith following procedures established by the Board of Trustees.

Short-term obligations held by the Fund that mature in 60 days or less are valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements will be valued at cost plus accrued interest.

If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund's net asset value was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Fund's Board of Trustees. For purposes of calculating net asset value per share, all assets and

--------------------------------------------------------------------------------

NET ASSET VALUE
--------------------------------------------------------------------------------

liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid price and asked price of such currencies against the U.S. dollar as quoted by a major bank.

Description of shares

COMMON SHARES

The Fund's common shares are described in the Prospectus. The Fund intends to hold annual meetings of shareholders so long as the common shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

PREFERRED SHARES

The terms of any preferred shares (the "Preferred Shares") issued by the Fund, including their dividend rate, voting rights, liquidation preference and redemption provisions, will be determined by the Board of Trustees (subject to applicable law and the Fund's Agreement and Declaration of Trust) if and when it authorizes a Preferred Shares offering. The Fund has no present intention to issue Preferred Shares.

OTHER SHARES

The Board of Trustees (subject to applicable law and the Fund's Agreement and Declaration of Trust) may authorize an offering, without the approval of the holders of either common shares or Preferred Shares, of other classes of shares, or other classes or series of shares, as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the Board of Trustees sees fit. The Fund currently does not expect to issue any other classes of shares, or series of shares, except for the common shares.

Repurchase of common shares

The Fund is a closed-end management investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's common shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Fund's Board of Trustees may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of common shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares or the conversion of the Fund to an open-end investment company. The Board of Trustees may decide not to take any of these actions. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

Subject to its investment restrictions, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Fund's Board of Trustees would have to comply with the Securities Exchange Act of 1934, as amended, the 1940 Act and the rules and regulations thereunder.

Although the decision to take action in response to a discount from net asset value will be made by the Board of Trustees at the time it considers such issue, it is the Board's present policy, which may be

--------------------------------------------------------------------------------

REPURCHASE OF COMMON SHARES
--------------------------------------------------------------------------------

changed by the Board of Trustees, not to authorize repurchases of common shares or a tender offer for such shares if: (1) such transactions, if consummated, would (a) result in the delisting of the common shares from the New York Stock Exchange or (b) impair the Fund's status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing the Fund's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objectives and policies in order to repurchase shares; or (3) there is, in the board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by U.S. or New York banks, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board of Trustees may in the future modify these conditions in light of experience.

The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tender offers at or below net asset value will result in the Fund's shares trading at a price equal to their net asset value. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

In addition, a purchase by the Fund of its common shares will decrease the Fund's net assets, which would likely have the effect of increasing the Fund's expense ratio.

Before deciding whether to take any action if the common shares trade below net asset value, the Fund's Board of Trustees would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

Tax matters

The following is a discussion of certain U.S. federal income tax consequences to a shareholder of acquiring, holding and disposing of Common Shares of the Fund. The discussion reflects applicable tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS") retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal, state, local and foreign tax concerns affecting the Fund and its shareholders (including shareholders owning a large position in the Fund), and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

--------------------------------------------------------------------------------

TAX MATTERS
--------------------------------------------------------------------------------

TAXATION OF THE FUND

The Fund intends to elect and to qualify as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the sources of its income and diversification of its assets.

In order to qualify to be taxed as a regulated investment company, the Fund must, among other things: (i) derive in each taxable year at least 90% of its gross income from (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a "Qualified Publicly Traded Partnership"); and
(ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund's total assets is invested in the securities of (I) any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss), it will not be required to pay federal income taxes on any income it distributes to shareholders. The Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gain distributed to shareholders and designated as capital gain dividends.

To avoid a nondeductible 4% excise tax, the Fund will be required to distribute by December 31st of each year at least an amount equal to the sum of (i) 98% of its ordinary income for such year, (ii) 98% of its capital gain net income (the excess of its realized capital gains over its realized capital losses generally computed on the basis of the one-year period ending on October 31st of such year), and (iii) any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.

If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company.

Some of the Fund's investment practices are subject to special provisions of the Code that, among other things, may (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain and qualified dividend income into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a

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TAX MATTERS
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corresponding receipt of cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. The Fund will monitor its transactions and may make certain tax elections to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

Investments of the Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, the Fund generally will be required to accrue daily as income a portion of the discount and to distribute such income each year to maintain its qualification as a regulated investment company and to avoid income and excise taxes. To generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

Income from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions. Such taxes will not be deductible or creditable by shareholders. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

If the Fund purchases shares in certain foreign investment entities, called passive foreign investment companies ("PFICs"), the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to the shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. Elections may be available to the Fund to mitigate the effect of this tax, but such elections generally accelerate the recognition of income without the receipt of cash.

If the Fund invests in the stock of a PFIC, or any other investment that produces income that is not matched by a corresponding cash distribution to the Fund, the Fund could be required to recognize income that it has not yet received. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. This might prevent the Fund from meeting the 90% distribution requirement in any taxable year, or might prevent the Fund from distributing enough ordinary income and capital gain net income to avoid completely the imposition of the excise tax. To avoid this result, the Fund may be required to borrow money or dispose of securities to be able to make required distributions to shareholders.

Foreign currency gains will generally be treated as regulated investment company qualifying income for purposes of the 90% gross income requirement as long as such gains are derived with respect to the regulated investment company's business of investing in such currencies. However, regulations may be issued in the future by the U.S. Treasury Department that could treat some or all of the Fund's foreign currency gains as non-qualifying income, thereby jeopardizing the Fund's status as a regulated investment company for all years to which the regulations are applicable.

TAXATION OF SHAREHOLDERS

Distributions of the Fund's investment company taxable income are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional Shares. Because the Fund intends to invest primarily in Senior Loans and other senior debt securities, ordinary income dividends paid by the Fund generally will not be eligible for the reduced rates applicable to "qualified dividend income" and will not be eligible for the corporate dividends received deduction. Distributions of the Fund's net capital gains designated as capital gain dividends, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time Shares have

--------------------------------------------------------------------------------
                                                                            B-31
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TAX MATTERS
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been held by such shareholders. Distributions in excess of the Fund's earnings and profits will constitute a tax-free return of capital to the extent of the adjusted tax basis of a shareholder's Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such shareholder (assuming such Shares are held as a capital asset).

The Fund will determine either to distribute or to retain for reinvestment all or part of its net capital gain. If any such gain is retained, the Fund will be subject to a corporate income tax (currently at a maximum rate of 35%) on such retained amount. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its shareholders, each of whom: (i) will be required to include in income for U.S. federal tax purposes as long-term capital gain its share of such undistributed amounts, (ii) will be entitled to credit its proportionate share of the tax paid by the Fund against its U.S. federal income tax liability and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its basis in its Common Shares of the Fund by an amount equal to 65% of the amount of undistributed capital gain included in such shareholder's gross income.

The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Shareholders receiving distributions in the form of additional Common Shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the Shares received, determined as of the distribution date. The tax basis of such Shares will be equal to their fair market value on the distribution date.

Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by the shareholders on the December 31st prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

SALE OF COMMON SHARES

The sale of Common Shares (including transfers in connection with a repurchase of Common Shares) will be a taxable transaction for federal income tax purposes. Except as discussed below, selling shareholders will generally recognize a gain or loss in an amount equal to the difference between their adjusted tax basis in the Common Shares sold and the amount received. If the Common Shares have been held for more than one year at the time of sale and are a capital asset in the hands of a shareholder, the gain or loss will be long-term capital gain or loss. Any loss recognized upon a taxable disposition of Common Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such Common Shares. For purposes of determining whether Common Shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

Any loss a shareholder realizes on a sale or exchange of Common Shares of the Fund will be disallowed if such shareholder acquires other Common Shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after such shareholder's sale or exchange of the Common Shares. In such case, the basis of the Common Shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gains of corporations at the rates applicable to ordinary income.

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 B-32
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TAX MATTERS
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Prior to purchasing Common Shares, an investor should carefully consider the impact of dividends which are expected to be or have been declared, but not paid. Any dividend declared shortly after a purchase of such Common Shares prior to the record date will have the effect of reducing the per Common Share net asset value by the per Common Share amount of the dividend.

WITHHOLDING ON PAYMENTS TO NON-U.S. SHAREHOLDERS

For purposes of this and the following paragraphs, a "Non-U.S. Shareholder" shall include a beneficial owner of Common Shares other than a partnership who is not:

- an individual who is a citizen or resident of the United States;

- a corporation, any other entity treated as a corporation for U.S. federal income tax purposes, or a partnership created or organized under the laws of the United States or any state or political subdivision thereof;

- an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

- a trust that (i) is subject to the primary supervision of a U.S. court and which has one or more U.S. fiduciaries who have the authority to control all substantial decisions of the trust, or (ii) has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person.

A Non-U.S. Shareholder generally will be subject to withholding of U.S. federal income tax at a 30% rate (or lower applicable treaty rate), rather than backup withholding (discussed below), on dividends from the Fund (other than capital gain dividends, interest-related dividends and short-term capital gain dividends) that are not "effectively connected" with a U.S. trade or business carried on by such shareholder, provided that the shareholder furnishes to the Fund a properly completed IRS Form W-8BEN certifying the shareholder's non-United States status. If an income tax treaty applies and such dividends are attributable to a permanent establishment or fixed base maintained by the Non-U.S. Shareholder in the U.S., the distributions will be subject to federal income tax at the rates applicable to U.S. persons, plus, in certain cases where the Non-U.S. Shareholder is a corporation, a branch profits tax at a 30% rate (or lower rate provided by an applicable treaty), and the Fund will not be required to withhold federal tax if the Non-U.S. Shareholder complies with applicable certification and disclosure requirements. Special certification requirements apply to a Non-U.S. Shareholder that is a foreign partnership or a foreign trust, and such entities are urged to consult their own tax advisers.

For taxable years of the Fund beginning before January 1, 2008, the Fund may pay "interest-related dividends" and "short-term capital gain dividends" to Non-U.S. Shareholders without having to withhold on such dividends at the 30% rate. The amount of "interest-related dividends" that the Fund may pay each year is limited to the amount of "qualified interest income" received by the Fund during that year, less the amount of the Fund's expenses properly allocable to such interest income. "Qualified interest income" includes, among other items, interest paid on debt obligations of a U.S. issuer and interest paid on deposits with U.S. banks, subject to certain exceptions. The amount of "short-term capital gain dividends" that the Fund may pay each year generally is limited to the excess of the Fund's net short-term capital gains over its net long-term capital losses, without any reduction for the Fund's expenses allocable to such gains (with exceptions for certain gains). The exemption from 30% withholding tax for "short-term capital gain dividends" does not apply with respect to Non-U.S. Shareholders that are present in the United States for more than 182 days during the taxable year. If the Fund's income for a taxable year includes "qualified interest income" or net short-term capital gains, the Fund may designate dividends as "interest-related dividends" or "short-term capital gain dividends," as the case may be, by written notice mailed to Non-U.S. Shareholders not later than 60 days after the close of the Fund's taxable year.

--------------------------------------------------------------------------------
                                                                            B-33
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TAX MATTERS
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Non-effectively connected capital gain dividends and gains realized from the sale of Common Shares will not be subject to U.S. federal income tax in the case of (i) a Non-U.S. Shareholder that is a corporation and (ii) an individual Non-U.S. Shareholder who is not present in the United States for more than 182 days during the taxable year (assuming that certain other conditions are met). However, certain Non-U.S. Shareholders may nonetheless be subject to backup withholding and information reporting on capital gain dividends and gross proceeds paid to them upon the sale of their Shares. See "Backup Withholding" and "Information Reporting" below.

If income from the Fund or gains realized from the sale of Common Shares are effectively connected with a Non-U.S. Shareholder's U.S. trade or business, then such amounts will not be subject to the 30% withholding described above, but rather will be subject to U.S. federal income tax on a net basis at the tax rates applicable to U.S. citizens and residents or domestic corporations. To establish that income from the Fund or gains realized from the sale of Shares are effectively connected with a U.S. trade or business, a Non-U.S. Shareholder must provide the Fund with a properly completed IRS Form W-8ECI certifying that such amounts are effectively connected with the Non-U.S. Shareholder's U.S. trade or business. Non-U.S. Shareholders that are corporations may also be subject to an additional "branch profits tax" at a 30% rate (or lower rate provided by an applicable treaty) with respect to income from the Fund that is effectively connected with a U.S. trade or business.

The tax consequences to a Non-U.S. Shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described in this section. To claim tax treaty benefits, Non-U.S. Shareholders will be required to provide the Fund with a properly completed IRS Form W-8BEN certifying their entitlement to the benefits. In addition, in certain cases where payments are made to a Non-U.S. Shareholder that is a partnership or other pass-through entity, both the entity and the persons holding an interest in the entity will need to provide certification. For example, an individual Non-U.S. Shareholder who holds Shares in the Fund through a non-U.S. partnership must provide an IRS Form W-8BEN to claim the benefits of an applicable tax treaty. Non-U.S. Shareholders are advised to consult their advisers with respect to the tax implications of purchasing, holding and disposing of Shares of the Fund.

BACKUP WITHHOLDING

The Fund may be required to withhold federal income tax at a rate of 28% (through 2010) ("backup withholding") from dividends and proceeds from the repurchase of Shares paid to non-corporate shareholders. This tax may be withheld from dividends paid to a shareholder (other than a Non-U.S. Shareholder that properly certifies its non-United States status) if (i) the shareholder fails to properly furnish the Fund with its correct taxpayer identification number or to certify its non-U.S. status (in the case of a Non-U.S. Shareholders), (ii) the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect or (iii) when required to do so, the shareholder fails to certify that the taxpayer identification number provided is correct, that the shareholder is not subject to backup withholding and that the shareholder is a U.S. person (as defined for U.S. federal income tax purposes). Repurchase proceeds may be subject to backup withholding under the circumstances described in (i) above.

Generally, dividends paid to Non-U.S. Shareholders that are subject to the 30% federal income tax withholding described above under "Withholding on Payments to Non-U.S. Shareholders" are not subject to backup withholding. To avoid backup withholding on capital gain dividends, interest-related dividends, short-term capital gain dividends and gross proceeds from the repurchase of Shares, Non-U.S. Shareholders must provide a properly completed IRS Form W-8BEN (or an acceptable substitute form) or must otherwise meet documentary evidence requirements for establishing that such shareholders are Non-U.S. shareholders or must otherwise establish an exemption from backup withholding.

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Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a shareholder may be refunded or credited against such shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

INFORMATION REPORTING

The Fund must report annually to the IRS and to each shareholder (other than a Non-U.S. Shareholder that properly certifies its non-United States status) the amount of dividends, capital gain dividends or repurchase proceeds paid to such shareholder and the amount, if any, of tax withheld pursuant to backup withholding rules with respect to such amounts. In the case of a Non-U.S. Shareholder, the Fund must report to the IRS and such Shareholder the amount of dividends, capital gain dividends, interest-related dividends, short-term capital gain dividends or repurchase proceeds paid that are subject to withholding (including backup withholding, if any) and the amount of tax withheld, if any, with respect to such amounts. This information may also be made available to the tax authorities in the Non-U.S. Shareholder's country of residence.

GENERAL

The federal income tax discussion set forth above is for general information only and is a general and abbreviated summary of the provisions of the Code and the Treasury regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury regulations. The Code and the Treasury regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Holders of Shares are advised to consult their own tax advisers for more detailed information concerning the U.S. federal income taxation of the Fund and the income tax consequences to its holders of Shares. Holders of Shares are also advised to consult their own tax advisors with regard to the tax consequences under the laws of state, local, foreign or other taxing jurisdictions.

Proxy voting policy and proxy voting record

The Board believes that the voting of proxies on securities to be held by the Fund is an important element of the overall investment process. As such, the Board has delegated the day-to-day responsibility to the Adviser to vote the Fund's proxies with respect to the portion of the Fund's assets managed by the Adviser. Proxies are voted (by the Adviser and by the Board) pursuant to the Board approved proxy guidelines, a copy of which as currently in effect as of the date of this Statement of Additional Information is attached hereto as Appendix A.

The proxy voting guidelines are subject to change over time and investors seeking the most current copy of the proxy voting guidelines should go to our web site at www.vankampen.com. The Fund's most recent proxy voting record to be filed with the SEC will be available without charge on our web site at www.vankampen.com. The Fund's proxy voting record will also be available without charge on the SEC's web site at www.sec.gov.

Independent registered public accounting firm

An independent registered public accounting firm for the Fund performs an annual audit of the Fund's financial statements. The Fund's Board of Trustees has
engaged           , located at           , to be the Fund's independent
registered public accounting firm.

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                                                                            B-35
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Legal counsel

Counsel to the Fund is Skadden, Arps, Slate, Meagher & Flom LLP.

Additional information

A registration statement on Form N-2, including amendments thereto, relating to the shares offered hereby, has been filed by the Fund with the SEC. The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the registration statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the registration statement. Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference. A copy of the registration statement may be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 202 551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

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Report of independent registered public accounting firm

                                   [To Come]

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                                                                             F-1

VAN KAMPEN GLOBAL EQUITY DIVIDEND & INCOME FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities

                                   [To Come]

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 F-2

VAN KAMPEN GLOBAL EQUITY DIVIDEND & INCOME FUND
--------------------------------------------------------------------------------

Notes to Statements of Assets and Liabilities

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                                                                             F-3

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Appendix A--Proxy voting guidelines

I.  POLICY STATEMENT

Introduction--Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Policy") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates" or as "we" below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds--collectively referred to herein as the "MSIM Funds"), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy.

Proxy Research Services--Institutional Shareholder Services ("ISS") and Glass Lewis (together with other proxy research providers as we may retain from time to time, the "Research Providers") are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping.

Voting Proxies for Certain Non-U.S. Companies--Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English;
(ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients' non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

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                                                                             A-1

APPENDIX A--PROXY VOTING GUIDELINES
--------------------------------------------------------------------------------

II.  GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein), including the guidelines set forth below. These guidelines address a broad range of issues, and provide general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals and to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers, but such a split vote must be approved by the Proxy Review Committee.

A. ROUTINE MATTERS. We generally support routine management proposals. The following are examples of routine management proposals:

- Approval of financial statements and auditor reports.

- General updating/corrective amendments to the charter.

- Most proposals related to the conduct of the annual meeting, with the following exceptions. We may oppose proposals that relate to "the transaction of such other business which may come before the meeting," and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this Policy to be carried out (i.e. an uncontested corporate transaction), the adjournment request will be supported. Finally, we generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B.  BOARD OF DIRECTORS

       1. Election of directors: In the absence of a proxy contest, we generally support the board's nominees for director except as follows:

              a. We withhold or vote against interested directors if the company's board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards, generally as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for a NYSE company with dispersed ownership, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Non-independent directors under NYSE standards include an employee or an individual with an immediate family member who is an executive (or in either case was in such position within the previous three years). A director's consulting arrangements with the company, or material business relationships between the director's employer and the company, also impair independence. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent. Where we

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              view market standards as inadequate, we may withhold votes based on stronger independence standards.

              b. Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company's compensation, nominating or audit committees.

              c. We consider withholding support or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders. This includes consideration for withholding support or voting against individual board members or an entire slate if we believe the board is entrenched and dealing inadequately with performance problems, and/or with insufficient independence between the board and management.

              d. We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a "bright line" test. In the context of the U.S. market, these would include elimination of dead hand or slow hand poison pills, requiring audit, compensation or nominating committees to be composed of independent directors and requiring a majority independent board.

              e. We generally withhold support from or vote against a nominee who has failed to attend at least 75% of board meetings within a given year without a reasonable excuse.

              f. We consider withholding support from or voting against a nominee who serves on the board of directors of more than six companies (excluding investment companies). We also consider voting against a director who otherwise appears to have too many commitments to serve adequately on the board of the company.

       2. Board independence: We generally support proposals requiring that a certain percentage (up to 66 2/3%) of the company's board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

       3. Board diversity: We consider on a case-by-case basis proposals urging diversity of board membership with respect to social, religious or ethnic group.

       4. Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

       5. Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to "declassify" the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis.

       6. Cumulative voting: We generally support proposals to eliminate cumulative voting (which provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board). Proposals to establish cumulative voting in the election of directors generally will not be supported.

       7. Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

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       8.  Director retirement age:  Proposals recommending set director retirement ages are voted on a case-by-case basis.

       9. Proposals to limit directors' liability and/or broaden indemnification of directors. Generally, we will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.

C. CORPORATE TRANSACTIONS AND PROXY FIGHTS. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis. However, proposals for mergers or other significant transactions that are friendly and approved by the Research Providers generally will be supported and in those instances will not need to be reviewed by the Proxy Review Committee, where there is no portfolio manager objection and where there is no material conflict of interest. We also analyze proxy contests on a case-by-case basis.

D. CHANGES IN LEGAL AND CAPITAL STRUCTURE. We generally vote in favor of management proposals for technical and administrative changes to a company's charter, articles of association or bylaws. We review non-routine proposals, including reincorporation to a different jurisdiction, on a case-by-case basis.

       1.  We generally support the following:

              - Proposals that eliminate other classes of stock and/or eliminate unequal voting rights.

              - Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if:
                (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

              - Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

              - Proposals to authorize share repurchase plans.

              - Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

              - Proposals to effect stock splits.

              - Proposals to effect reverse stock splits if management
                proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

              - Proposals for higher dividend payouts.

       2. We generally oppose the following (notwithstanding management support):

              - Proposals that add classes of stock that would substantially dilute the voting interests of existing shareholders.

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              - Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

              - Proposals to create "blank check" preferred stock.

              - Proposals relating to changes in capitalization by 100% or more.

E.  TAKEOVER DEFENSES AND SHAREHOLDER RIGHTS

       1. Shareholder rights plans: We support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills).

       2. Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

       3. Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

       4. Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal:
       (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

F. AUDITORS. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). Proposals requiring auditors to attend the annual meeting of shareholders will be supported. We generally vote against proposals to indemnify auditors.

G.  EXECUTIVE AND DIRECTOR REMUNERATION.

       1.  We generally support the following proposals:

              - Proposals relating to director fees, provided the amounts are not excessive relative to other companies in the country or industry.

              - Proposals for employee stock purchase plans that permit
                discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

              - Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage ("run rate") of equity compensation in the recent past; or if there are objectionable plan design and provisions.

              - Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

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       2.  Blanket proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported.

       3. Proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its current and past practices.

       4. Proposals to U.S. companies that request disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations generally will not be supported.

       5. We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in option exercises.

       6. Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company's reasons and justifications for a re-pricing, the company's competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

H. SOCIAL, POLITICAL AND ENVIRONMENTAL ISSUES. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine whether they will have a financial impact on shareholder value. However, we generally vote against proposals requesting reports that are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We generally oppose proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.

I. FUND OF FUNDS. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III.  ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the "Committee") has overall responsibility for creating and implementing the Policy, working with an MSIM staff group (the "Corporate Governance Team"). The Committee, which is appointed by MSIM's Chief Investment Officer of Global Equities ("CIO"), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The Committee Chairperson is the head of the Corporate Governance Team, and is responsible for identifying issues that require Committee deliberation or ratification. The Corporate Governance Team, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The Corporate Governance Team has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance, and to refer other case-by-case decisions to the Proxy Review Committee.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

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APPENDIX A--PROXY VOTING GUIDELINES
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A.  COMMITTEE PROCEDURES

The Committee will meet at least monthly to (among other matters) address any outstanding issues relating to the Policy or its implementation. The Corporate Governance Team will timely communicate to ISS MSIM's Policy (and any amendments and/or any additional guidelines or procedures the Committee may adopt).

The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3) determine how to vote matters for which specific direction has not been provided in this Policy.

Members of the Committee may take into account Research Providers' recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

B.  MATERIAL CONFLICTS OF INTEREST

In addition to the procedures discussed above, if the Committee determines that an issue raises a material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

The Special Committee shall be comprised of the Chairperson of the Proxy Review Committee, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM's relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the Chairperson. The Special Committee may request the assistance of MSIM's General Counsel or his/her designee who will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C.  IDENTIFICATION OF MATERIAL CONFLICTS OF INTEREST

A potential material conflict of interest could exist in the following situations, among others:

       1. The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer.

       2. The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

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                                                                             A-7
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       3.  Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the Chairperson of the Committee determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the Chairperson will address the issue as follows:

       1. If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

       2. If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM's Client Proxy Standard.

       3. If the Research Providers' recommendations differ, the Chairperson will refer the matter to the Committee to vote on the proposal. If the Committee determines that an issue raises a material conflict of interest, the Committee will request a Special Committee to review and recommend a course of action, as described above. Notwithstanding the above, the Chairperson of the Committee may request a Special Committee to review a matter at any time as he/she deems necessary to resolve a conflict.

D.  PROXY VOTING REPORTING

The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM Fund, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those Funds at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

The Corporate Governance Team will timely communicate to applicable portfolio managers and to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

MSIM's Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund's holdings.

ANNEX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP ("AIP").

Generally, AIP will follow the guidelines set forth in Section II of MSIM's Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of

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APPENDIX A--PROXY VOTING GUIDELINES
--------------------------------------------------------------------------------

decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights
For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the "Fund") that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

       1. Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a "Designated Person," and collectively, the "Designated Persons"), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person's death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

       2. Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund's organizational documents; provided, however, that, if the Fund's organizational documents require the consent of the Fund's general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

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                                                                             A-9
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PART C
--------------------------------------------------------------------------------

Other information

ITEM 25.  FINANCIAL STATEMENTS AND EXHIBITS

(1)  Financial Statements
     Part A--None
     Part B--Statement of Net Assets
(2)  Exhibits
     (a)     (1) Agreement and Declaration of Trust(1)
     (b)     By-Laws(1)
     (c)     Inapplicable
     (d)     Inapplicable
     (e)     Automatic Dividend Reinvestment Plan(1)
     (f)     Inapplicable
     (g)     Investment Advisory Agreement(1)
     (h)     Form of Underwriting Agreement(1)
     (i)(1)  Form of Trustee Deferred Compensation Plan(1)
     (i)(2)  Form of Trustee Retirement Plan(1)
     (j)     Form of Custodian Agreement(1)
     (k)(1)  Form of Stock Transfer Agency Agreement(1)
     (k)(2)  Form of Fund Accounting Agreement(1)
     (k)(3)  Form of Legal Services Agreement(1)
     (l)     Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom
             LLP(1)
     (m)     Inapplicable
     (n)     Consent of Independent Registered Public Accounting Firm(1)
     (o)     Inapplicable
     (p)     Initial Subscription Agreement(1)
     (q)     Inapplicable
     (r)(1)  Code of Ethics of the Fund(1)
     (r)(2)  Code of Ethics of the Adviser(1)
     (s)     Power of Attorney(1)

------------

(1)  To be filed by amendment.

ITEM 25.  MARKETING ARRANGEMENTS

Reference is made to the Form of Underwriting Agreement for the Registrant's shares of beneficial interest to be filed by amendment to this Registration Statement.

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
PART C
--------------------------------------------------------------------------------

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fee............................................   $
NYSE listing fee............................................   $
Printing (other than certificates)..........................   $
Accounting fees and expenses................................   $
Legal fees and expenses.....................................   $
NASD fee....................................................   $
Miscellaneous...............................................   $
  Total.....................................................   $

ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 28.  NUMBER OF HOLDERS OF SHARES

As of           , 2007

                                                                    NUMBER OF
TITLE OF CLASS                                                 RECORD HOLDERS
-----------------------------------------------------------------------------
Common Shares of Beneficial Interest........................

ITEM 29.  INDEMNIFICATION

Section 8 of the Fund's Declaration of Trust provides as follows:

SECTION 8.1 Trustees, Shareholders, etc, Not Personally Liable; Notice. The Trustees, officers, employees and agents of the Trust, in incurring any debts, liabilities or obligations, or in limiting or omitting any other actions for or in connection with the Trust, are or shall be deemed to be acting as Trustees, officers, employees or agents of the Trust and not in their own capacities. No Shareholder shall be subject to any personal liability whatsoever in tort, contract or otherwise to any other Person or Persons in connection with the assets or the affairs of the Trust or of any Series, and subject to Section 8.4 hereof, no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever in tort, contract, or otherwise, to any other Person or Persons in connection with the assets or affairs of the Trust or of any Series, save only that arising from his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or the discharge of his functions. The Trust (or if the matter relates only to a particular Series, that Series) shall be solely liable for any and all debts, claims, demands, judgments, decrees, liabilities or obligations of any and every kind, against or with respect to the Trust or such Series in tort, contract or otherwise in connection with the assets or the affairs of the Trust or such Series, and all Persons dealing with the Trust or any Series shall be deemed to have agreed that resort shall be had solely to the Trust Property of the Trust or the Series Assets of such Series, as the case may be, for the payment or performance thereof.

The Trustees shall use their best efforts to ensure that every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall give notice that a Certificate of Trust, referring to the Declaration of Trust, is on file with the Secretary of the state of Delaware and shall recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer, and not individually, and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, or the particular Series in question, as the case may be, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or

--------------------------------------------------------------------------------

PART C
--------------------------------------------------------------------------------

officer or Shareholders or Shareholder individually, or to subject the Series Assets of any Series to the obligations of any other Series.

SECTION 8.3. Indemnification of Shareholders. If any Shareholder (or former Shareholder) of the Trust shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder's acts or omissions or for some other reason, the Trust (upon proper and timely request by the Shareholder) may assume the defense against such charge and satisfy any judgment thereon or may reimburse the Shareholders for expenses, and the Shareholder or former Shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the Series of which such Shareholder or former Shareholder is or was the holder of Shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

SECTION 8.4. Indemnification of Trustees, Officers, etc. Subject to the limitations, if applicable, hereinafter set forth in this Section 8.4, the Trust shall indemnify (from the assets of the Series or Series to which the conduct in question relates) each of its Trustees, officers, employees and agents (including Persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person's heirs, executors, administrators or personal representative, referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office
(iii) for a criminal proceeding, had reasonable cause to believe that his conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct,
(ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding (the "Disinterested Trustees"), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under this Article 8 and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily

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 C-3
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PART C
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available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF ADVISER

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Adviser, reference is made to the Adviser's current Form ADV (File No. 801-1669) as filed under the Investment Adviser's Act of 1940, as amended, incorporated herein by reference.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder to be maintained (i) by the Registrant, will be maintained at its offices located at 522 Fifth Avenue, New York, New York 10036, Van Kampen Investor Services Inc., Harborside Financial Center, Plaza 2, Jersey City, New Jersey 07303-0947 or at the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts; (ii) by the Adviser, will be maintained at its offices located at 522 Fifth Avenue, New York, New York 10036 or at 1 Parkview Plaza, Suite 100, Oakbrook Terrace, Illinois 60181;

ITEM 32.  MANAGEMENT SERVICES

Not Applicable.

ITEM 33.  UNDERTAKINGS

       (1) The Registrant hereby undertakes to suspend the offering of its units until it amends its prospectus if (a) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

       (2)  Not applicable.

       (3)  Not applicable.

       (4)  Not applicable.

       (5)(a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of Prospectus filed as part of a Registration Statement in reliance upon Rule 430A and contained in the form of Prospectus filed by the Registrant under Rule 497 (h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

          (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of Prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

       (6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

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                                                                             C-4

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Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 18th day of October, 2007.

                                          VAN KAMPEN GLOBAL EQUITY
                                          DIVIDEND & INCOME FUND

                                          By:      /s/ Ronald E. Robison
                                            ------------------------------------
                                                     Ronald E. Robison
                                             President and Principal Executive
                                                           Officer

NAME                                              TITLE
-----------------------------------------------------------------------------------------------------
Principal Executive Officer:

/s/ Ronald E. Robison                             Trustee, President and Principal Executive Officer
-----------------------------------------------
Ronald E. Robison

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Exhibits

INDEX OF EXHIBITS TO THIS REGISTRATION STATEMENT ON FORM N-2 FOR VAN KAMPEN GLOBAL EQUITY DIVIDEND & INCOME FUND

None